                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 2-60770

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X

     Pre-Effective Amendment No.
                                -----

     Post-Effective Amendment No.  43                                        X
                                 -----

                                       AND



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X

     Amendment No.  43
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                        DELAWARE GROUP CASH RESERVE, INC.
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               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania   19103
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               (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                                May 30, 1999
                                                                    ------------

It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b)
   ------
             on (date) pursuant to paragraph (b)
   ------
             60 days after filing pursuant to paragraph (a)(1)
   ------
     X       on May 30, 1999 pursuant to paragraph (a)(1)
   ------
             75 days after filing pursuant to paragraph (a)(2)
   ------
             on (date) pursuant to paragraph (a)(2) of Rule 485
   ------

If appropriate:
              _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Title of Securities Being Registered
                      ------------------------------------
                          Delaware Cash Reserve A Class
                          Delaware Cash Reserve B Class
                          Delaware Cash Reserve C Class
                     Delaware Cash Reserve Consultant Class

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 43 to Registration File No. 2-60770 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheets

          4.     Part A - Prospectuses

          5.     Part B - Statement of Additional Information

          6.     Part C - Other Information

          7.     Signatures

                             CROSS-REFERENCE SHEET*

                                     PART A

Item No.  Description                                                                Location in Prospectuses
--------  -----------                                                                ------------------------
                                                                                                                     Consultant
                                                                       A Class            B Class/C Class              Class
                                                                       -------            ---------------            ----------
1         Front and Back Cover Pages                                    Same                    Same                    Same

2         Risk/Return Summary:                                      Fund profile            Fund profile            Fund profile
          Investments, Risks and Performance

3         Risk/Return Summary:                                      Fund profile            Fund profile            Fund profile
          Fee Table

4         Investment Objectives, Principal                          How we manage           How we manage           How we manage
          Investment Strategies, and Related                          the Fund                the Fund                the Fund
          Risks

5         Management's Discussion of                                     N/A                     N/A                     N/A
          Performance

6         Management, Organization and                              Who manages             Who manages              Who manages
          Capital Structure                                          the Fund                the Fund                 the Fund

7         Shareholder Information                                   How to buy              How to buy               How to buy
                                                                  shares; How to          shares; How to           shares; How to
                                                                  redeem shares;          redeem shares;           redeem shares;
                                                                 Special Services;       Special Services;           Dividends,
                                                                    Dividends,              Dividends,              distributions
                                                                 distributions and       distributions and          and taxes all
                                                                  taxes all under         taxes all under            under About
                                                                    About your              About your                 account
                                                                      account                 account

8         Distribution Arrangements                              Choosing a share        Choosing a share            About your
                                                                   class; How to           class; How to               account
                                                                   reduce sales            reduce sales
                                                                   charges under           charges under
                                                                    About your              About your
                                                                      account                 account

9         Financial Highlights Information                           Financial               Financial                Financial
                                                                     Highlights              Highlights               Highlights

* This filing relates to Registrant's Delaware Cash Reserve A Class, Delaware Cash Reserve B Class, Delaware Cash Reserve C Class and Delaware Cash Reserve Consultant Class. There are separate prospectuses for each of the Delaware Cash Reserve A Class and Delaware Cash Reserve Consultant Class and a combined prospectus for Delaware Cash Reserve B Class and Delaware Cash Reserve C Class. The four classes have a common Statement of Additional Information and Part C.

                              CROSS REFERENCE SHEET

                                     PART B

                                                                                                Location in Statement
Item No.         Description                                                                  of Additional Information
--------         -----------                                                                  -------------------------

   10            Cover Page and Table of Contents                                                        Same

   11            Fund History                                                                     General Information

   12            Description of the Fund and Its Investments and Risks                        Investment Restrictions
                                                                                                     and Policies

   13            Management of the Fund                                                         Officers and Directors;
                                                                                                   Purchasing Shares

   14            Control Persons and Principal Holders of Securities                           Officers and Directors

   15            Investment Advisory and Other Services                                         Officers and Directors;
                                                                                             Purchasing Shares; Investment
                                                                                                 Management Agreement;
                                                                                                 General Information;
                                                                                                 Financial Statements

   16            Brokerage Allocation and Other Practices                                   Trading Practices and Brokerage

   17            Capital Stock and Other Securities                                               Capitalization and
                                                                                                 Noncumulative Voting
                                                                                              (under General Information)

   18            Purchase, Redemption and Pricing of Shares                                Purchasing Shares; Redemption and
                                                                                                 Exchange; Determining
                                                                                          Offering Price and Net Asset Value

   19            Taxation of the Fund                                                      Accounting and Tax Issues; Taxes

   20            Underwriters                                                                      Purchasing Shares

   21            Calculation of Performance Data                                                Performance Information

   22            Financial Statements                                                            Financial Statements



                              CROSS REFERENCE SHEET

                                     PART C

Item No.             Description                                                            Location in Part C
--------             -----------                                                            ------------------

   23                Exhibits                                                                    Item 23

   24                Persons Controlled by or under Common
                     Control with Registrant                                                     Item 24

   25                Indemnification                                                             Item 25

   26                Business and Other Connections of the Investment Adviser                    Item 26

   27                Principal Underwriters                                                      Item 27

   28                Location of Accounts and Records                                            Item 28

   29                Management Services                                                         Item 29

   30                Undertakings                                                                Item 30



                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                              Delaware Cash Reserve

                                     Class A





                                   Prospectus
                                  May 30, 1999

                                Money Market Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profile                                                      page
Delaware Cash Reserve

How we manage the Fund
Our investment strategies
The risks of investing in the Fund

Who manages the Fund                                              page
Investment manager

Fund Administration (Who's who)

About your account                                                page
Investing in the Fund
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimum
      Special services
Dividends, distributions and taxes

Certain management considerations                             page

Financial information                                         page

Profile: Delaware Cash Reserve

What are the Fund's goals?
Delaware Cash Reserve seeks to provide maximum current income, while preserving principal and maintaining liquidity. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Cash Reserve invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

Delaware Cash Reserve is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days, (approximately 13 months.)

What are the main risks of investing in the Fund?
Delaware Cash Reserve will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Who should invest in the Fund
o        Investors with short-term financial goals who seek current income.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Fund
o        Investors with long-term financial goals.
o        Investors looking for relatively high current income.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?

This bar chart can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as average annual returns for one, five and ten year periods.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A) ]

Year-by-year total return (Class A)

-----------------------------------------------
1998                     00.00%
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1997                     00.00%
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1996                     00.00%
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1995                     00.00%
-----------------------------------------------
1994                     00.00%
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1993                     00.00%
-----------------------------------------------
1992                     00.00%
-----------------------------------------------
1991                     00.00%
-----------------------------------------------
1990                     00.00%
-----------------------------------------------
1989                     00.00%
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As of March 31, 1999, the Fund's Class A had a year-to-date return of 00.00%. During the periods illustrated in this bar chart, the Fund's Class A's highest return was 00.00% for the quarter ended _________________ and its lowest return was 00.00% for the quarter ended _____________.


                             Average annual returns for periods ending 12/31/98

-----------------------------------------------
                         Delaware Cash Reserve
                         A Class
-----------------------------------------------
1 year ended
12/31/98                 00.00%
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5 years ended
12/31/98                 00.00%
-----------------------------------------------
10 years ended
12/31/98                 00.00%
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Investors interested in obtaining the 7-day yield for the class can call 800.523.1918.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell Class A shares of the Fund.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as          none
a percentage of offering price
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Maximum sales charge (load) imposed on reinvested            none
dividends
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Redemption fees                                              none
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Exchange fees                                             none(1)
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Annual fund operating expenses are deducted from the Fund's assets. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

-----------------------------------------------------------------
Management fees                                             0.00%
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Distribution and service (12b-1) fees                        none
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Other expenses                                              0.00%
-----------------------------------------------------------------
Total operating expenses                                    0.00%
-----------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


------------------------------
1 year                   $000
------------------------------
3 years                  $000
------------------------------
5 years                $0,000
------------------------------
10 years               $0,000
------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A sales charge may apply if you exchange your shares into a fund that has a sales charge.

How we manage the Fund

We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months.) We may shorten or lengthen Delaware Cash Reserve's average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

The securities we typically invest in


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       Securities                                                                           How we use them
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Direct U.S. Treasury Obligations: Treasury bills, notes and               We may invest without limit in U.S. Treasury securities.
bonds of varying maturities. U.S. Treasury securities are                 We would typically invest in Treasury bills or longer term
backed by the "full faith and credit" of the United States.               Treasury securities whose remaining effective maturity is
                                                                          less than 13 months.
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Certificates of deposit and obligations of both U.S. and                  We may invest in certificates of deposit from banks that
foreign banks: Debt instruments issued by a bank that pays                have assets of at least one billion dollars.
interest.
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                                                                          Investments in foreign banks and overseas branches of U.S.
                                                                          banks may be subject to less stringent regulations and
                                                                          different risks than U.S. domestic banks.
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Corporate Commercial Paper: Short-term debt obligations with              We may invest in commercial paper that is rated P-1 or P-2
maturities ranging from 2 to 270 days, issued by companies.               by Moody's and/or A-1 or A-2 by S&P. The Fund will not
                                                                          invest more than 5% of its total assets in securities
                                                                          rated in the second highest category by a nationally
                                                                          recognized statistical ratings organization (NRSO). The
                                                                          Fund may invest in commercial paper that is not rated if
                                                                          the purchase is approved or ratified by the Board of
                                                                          Directors.
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Asset-backed securities: Bonds or notes backed by accounts                We may invest without limit in asset-backed securities. We
receivables including home equity, automobile or credit                   may invest only in securities rated in the highest rating
loans.                                                                    category by an NRSO. We currently intend to invest only in asset-backed securities backed by credit card receivables, home equity loans, automobile loans and wholesale dealer
                                                                          floor plans.
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Repurchase agreements: An agreement between a buyer of                    We may use repurchase agreements as a short-term
securities such as the Fund and a seller of securities, in                investment for the Fund's cash position. In order to enter
which the seller agrees to buy the securities back within a               into these repurchase agreements, the Fund must have
specified time at the same price the buyer paid for them,                 collateral of at least 102% of the repurchase price.
plus an amount equal to an agreed upon interest rate.
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Restricted securities: Privately placed securities whose                  We may invest without limitation in privately placed
resale is restricted under securities law.                                securities that are eligible for resale only among certain institutional buyers without registration. These are
                                                                          commonly known as "Rule 144A Securities." Other restricted securities which are illiquid must be limited to 10% of
                                                                          total Fund assets.
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Illiquid securities: Securities that do not have a ready                  We may not invest more than 10% of total assets in
market, and cannot be easily sold, if at all, at                          illiquid securities including repurchase agreements that
approximately the price that the Fund has valued them.                    mature in more than seven days.
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Please see the Statement of Additional Information for additional descriptions on securities listed in the table above.

Borrowing from Banks
Delaware Cash Reserve may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in a Fund you should carefully evaluate the risks. The following are the chief risks you assume when investing in Delaware Cash Reserve. Please see the Statement of Additional Information for further discussion of these risks.

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                      Risks                                                               How we strive to manage them
                                                                                             Delaware Cash Reserve
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Interest rate risk is the risk that securities, particularly              Because Delaware Cash Reserve invests exclusively in
bonds with longer maturities, will decrease in value if                   short-term securities, interest rate changes are not a
interest rates rise.                                                      major risk to the value of its portfolio. However, a
                                                                          decline in interest rates would reduce the level of income provided by the Fund.
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Credit risk: The possibility that a bond's issuer (or an                  Delaware Cash Reserve holds only high quality short-term
entity that insures the bond) will be unable to make timely               securities. Therefore, it is generally not subject to
payments of interest and principal.                                       significant credit risk.
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                                                                          We limit our investments to those that the Board of
                                                                          Directors considers to be of high quality with minimal
                                                                          credit risks. All investments must also meet the maturity, quality and diversification standards that apply to
                                                                          taxable money market funds. If there were a national
                                                                          credit crisis or an issuer were to become insolvent, the
                                                                          share value of the Fund could decline.
------------------------------------------------------------------------------------------------------------------------------------
Counterparty Risk: Is the risk that the Fund may lose money               We try to minimize this risk by considering the
because a party that we contract with to buy or sell                      creditworthiness or all parties before we enter into
securities fails to fulfill its side of the agreement.                    transactions with them. the Where appropriate, we will
                                                                          also hold collateral from counterparties consistent with
                                                                          applicable regulations.
------------------------------------------------------------------------------------------------------------------------------------
Inflation Risk is the risk that the return from your                      Delaware Cash Reserve is designed for short-term
investments will be less than the increase in the cost of                 investment goals and therefore may not outpace inflation
living due to inflation, thus preventing you from reaching                over longer time periods. For this reason, Delaware Cash
your financial goals.                                                     Reserve is not recommended as a primary investment for
                                                                          people with long-term goals.
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Who manages the Fund

Investment Manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.00% of average daily net assets for the last fiscal year.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                               Board of Directors

Investment Manager                  The Fund                 Custodian
Delaware Management Company                          The Chase Manhattan Bank
One Commerce Square                                  4 Chase Metrotech Center
Philadelphia, PA 19103                               Brooklyn, NY 11245


Portfolio managers   Service agent                         Distributor
                     Delaware Service Company, Inc.  Delaware Distributors, L.P.
                     1818 Market Street              1818 Market Street
                     Philadelphia, PA 19103          Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Class A shares of the Fund are available for purchase at net asset value. They have no front-end sales charge, no contingent deferred sales charge and are not subject to 12b-1 fees.

How to buy shares

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Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 7577, Philadelphia, PA 19101. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


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By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


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By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

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Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

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By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

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By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest distributions in Class B or Class C shares of the funds in the Delaware Investments family.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

In certain circumstance, Class A shares of funds other than Delaware Cash Reserve may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the fund normally had a front-end sales charge, but the shares were purchased without paying a sales charge and a financial adviser was paid a commission on the purchase. If you purchase Class A shares of another Fund in this manner, you may exchange them for shares of Delaware Cash Reserve A. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you will have to pay the contingent deferred sales if you later redeem your shares of Delaware Cash Reserve A or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in Delaware Cash Reserve will count toward the fulfillment of the two-year holding period.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs.
MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains, if any, are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial information

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

------------------------------------------------------------------------------------------------------------
                                                                              Class A Shares
                                                                               Year Ended 3/31
                                                            ------------------------------------------------
Delaware Cash Reserve                                       1999      1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period

Income from investment operations
Net investment income
Total from investment operations

Less dividends and distributions
Dividends from net investment income
Total dividends and distributions

Net asset value, end of period

Total return

Ratios and supplemental data
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets


How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, minus any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

[begin glossary]

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Liquidity
The ease with which an investment can be converted into cash without a significant loss of principal. Money markets funds are considered to be highly liquid.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.
[end glossary]

[back cover]

Delaware Cash Reserve
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawarefunds.com
---------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

oFor fund information; literature; price, yield and performance figures.

oFor information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2806
Cusip Number               Nasdaq Symbol
245910104                  DCRXX


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-___ [--] PP 5/99

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                              Delaware Cash Reserve

                                Class B * Class C



                                   Prospectus
                                  May 30, 1999

                                Money Market Fund



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profile                                                      page
Delaware Cash Reserve

How we manage the Fund
Our investment strategies
The risks of investing in the Fund

Who manages the Fund                                              page
Investment manager

Fund Administration (Who's who)

About your account                                                page
Investing in the Fund
     How to buy shares
     Retirement plans
     How to redeem shares
     Account minimum
     Special services
Dividends, distributions and taxes

Certain management considerations                                 page

Financial information                                             page

Profile: Delaware Cash Reserve

What are the Fund's goals?
Delaware Cash Reserve seeks to provide maximum current income, while preserving principal and maintaining liquidity. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Cash Reserve invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

Delaware Cash Reserve is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days, (approximately 13 months.)

What are the main risks of investing in the Fund?
Delaware Cash Reserve will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Who should invest in the Fund
o     Investors with short-term financial goals who seek current income.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.
o Investors who are using this Fund as a component of an overall investment plan that includes Class B or Class C shares of other
      Delaware Investment funds.


Who should not invest in the Fund
o     Investors with long-term financial goals.
o     Investors looking for relatively high current income.
o Investors who are not already investing or planning to invest in Class B or Class C shares of other Delaware Investment funds.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?

This bar chart can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class B shares have varied over the past ten calendar years, as well as average annual returns for one, five and ten year periods.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS B)]

Year-by-year total return (Class B)

--------------------------------------------
 1998                    00.00%
--------------------------------------------
 1997                    00.00%
--------------------------------------------
 1996                    00.00%
--------------------------------------------
 1995                    00.00%
--------------------------------------------

As of March 31, 1999, the Fund's Class B had a year-to-date return of 00.00%. During the periods illustrated in this bar chart, the Fund's Class B's highest return was 00.00% for the quarter ended _____________ and its lowest return was 00.00% for the quarter ended _______________.

The maximum Class B contingent deferred sales charge of 5%, which is normally deducted when you redeem shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown below do include the sales charge.

                              Average annual returns for periods ending 12/31/98

CLASS              B (if           C (if
                   redeemed)*      redeemed)*
                   Inception       Inception
                   5/2/94          11/29/95

1 year             0.00%           0.00%
Lifetime           0.00%           0.00%

* If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 00.00% and 00.00% for the one-year and lifetime periods, respectively. Returns for Class C would be 00.00% and 00.00% for the one-year and lifetime periods, respectively.

Investors interested in obtaining the 7-day yield for either class can call 800.523.1918.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

--------------------------------------------------------------------------
 CLASS                                                     B         C
--------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases as      none      none
 a percentage of offering price
--------------------------------------------------------------------------
 Maximum contingent deferred sales charge (load) as a     5%(1)     1%(2)
 percentage of original purchase price or redemption
 price, whichever is lower
--------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested        none      none
 dividends
--------------------------------------------------------------------------
 Redemption fees                                          none      none
--------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

----------------------------------------------------------------------------
 Management fees                                          0.00%     0.00%
----------------------------------------------------------------------------
 Distribution and service (12b-1) fees                    1.00%     1.00%
----------------------------------------------------------------------------
 Other expenses                                           0.00%     0.00%
----------------------------------------------------------------------------
 Total operating expenses                                 0.00%     0.00%
----------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. 3 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------------------------------------------------------------------
 Class(4)      B             B (if redeemed)     C         C (if redeemed)
--------------------------------------------------------------------------
 1 year        $000          $000                $000      $000
--------------------------------------------------------------------------
 3 years       $000          $000                $000      $000
--------------------------------------------------------------------------
 5 years       $000          $000                $000      $000
--------------------------------------------------------------------------
 10 years      $000          $000                $000      $000
--------------------------------------------------------------------------

1 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

2     Class C shares redeemed within one year of purchase are subject to a 1%
       contingent deferred sales charge.

      3 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

4 The Class B example reflects the conversion of Class B shares to Consultant Class shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund
----------------------

We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months.) We may shorten or lengthen Delaware Cash Reserve's average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

The securities we typically invest in

 ------------------------------------------------------------------------------------------------------------------------
        Securities                                                How we use them
 ------------------------------------------------------------------------------------------------------------------------
 Direct U.S. Treasury Obligations: Treasury bills,      We may invest without limit in U.S. Treasury securities.  We
 notes and bonds of varying maturities. U.S.            would typically invest in Treasury bills or longer term
 Treasury securities are backed by the "full faith      Treasury securities whose remaining effective maturity is less
 and credit" of the United States.                      than 13 months.
 ------------------------------------------------------------------------------------------------------------------------
 Certificates of deposit and obligations of             We may invest in certificates of deposit from banks that
 both U.S. and foreign banks: Debt                      have assets of at least one billion dollars.
 instruments issued by a bank that pays
 interest.                                              Investments in foreign banks and overseas branches of
                                                        U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.
 ------------------------------------------------------------------------------------------------------------------------
 Corporate Commercial Paper: Short-term                 We may invest in commercial paper that is rated P-1 or P-2
 debt obligations with maturities ranging from 2        by Moody's and/or A-1 or A-2 by S&P. The Fund will not
 to 270 days, issued by companies.                      invest more than 5% of its total assets in securities rated in the second highest category by a nationally recognized
                                                        statistical ratings organization (NRSO). The Fund may
                                                        invest in commercial paper that is not rated if the purchase is approved or ratified by the Board of Directors.
 ------------------------------------------------------------------------------------------------------------------------
 Asset-backed securities: Bonds or notes backed by      We may invest without limit in asset-backed securities. We may
 accounts receivables including home equity,            invest only in securities rated in the highest rating
 automobile or credit loans.                            category by an NRSO. We currently intend to invest only in asset-backed securities backed by credit card receivables, home equity loans, automobile loans and wholesale dealer floor plans.
 ------------------------------------------------------------------------------------------------------------------------
 Repurchase agreements: An agreement                    We may use repurchase agreements as a short-term
 between a buyer of securities such as the              investment for the Fund's cash position. In order to enter
 Fund and a seller of securities, in which the          into these repurchase agreements, the Fund must have
 seller agrees to buy the securities back within        collateral of at least 102% of the repurchase price.
 a specified time at the same price the buyer
 paid for them, plus an amount equal to an
 agreed upon interest rate.
 ------------------------------------------------------------------------------------------------------------------------
 Restricted securities: Privately placed               We may invest without limitation in privately placed
 securities whose resale is restricted under           securities that are eligible for resale only among certain
 securities law.                                       institutional buyers without registration. These are
                                                       commonly known as "Rule 144A Securities." Other
                                                       restricted securities which are illiquid must be limited to
                                                       10% of total Fund assets.
-------------------------------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------------------------------
        Securities                                                How we use them
 ------------------------------------------------------------------------------------------------------------------------
 Illiquid securities: Securities that do not           We may not invest more than 10% of total assets in illiquid
 have a ready market, and cannot be easily             securities including repurchase agreements that mature in
 sold, if at all, at approximately the price that      more than seven days.
 the Fund has valued them.
 ------------------------------------------------------------------------------------------------------------------------

Please see the Statement of Additional Information for additional descriptions on securities listed in the table above.

Borrowing from Banks
Delaware Cash Reserve may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in a Fund you should carefully evaluate the risks. The following are the chief risks you assume when investing in Delaware Cash Reserve. Please see the Statement of Additional Information for further discussion of these risks.

------------------------------------------------------------------------------------------------------------------------------------
                        Risks                                            How we strive to manage them
                                                                             Delaware Cash Reserve
------------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities,          Because Delaware Cash Reserve invests exclusively in
particularly bonds with longer maturities,               short-term securities, interest rate changes are not a major risk to the
decrease in value if interest rates rise.                value of its portfolio. However, a decline in interest rates would reduce the level of income provided by the Fund.
------------------------------------------------------------------------------------------------------------------------------------
Credit risk: The possibility that a bond's issuer (or    Delaware Cash Reserve holds only high quality short-term
an entity that insures the bond) will be unable to       securities. Therefore, it is generally not subject to
make timely payments of interest and principal.          significant credit risk.

                                                         We limit our investments to those that the Board of Directors considers to be of high quality with minimal credit risks. All investments must also meet the maturity, quality and diversification standards that apply to taxable money market funds. If there were a national credit crisis or an issuer were to become insolvent, the share value of the Fund could decline.
------------------------------------------------------------------------------------------------------------------------------------
Counterparty Risk: Is the risk that the Fund may lose    We try to minimize this risk by considering the creditworthiness
money because a party that we contract with to buy or    or all parties before we enter into transactions with them.
sell securities fails to fulfill its side of the         Where appropriate, we will also hold collateral from the
agreement.                                               counterparties consistent with applicable regulations.

------------------------------------------------------------------------------------------------------------------------------------
Inflation Risk is the risk that the return from your     Delaware Cash Reserve is designed for short-term investment
investments will be less than the increase in the        goals and therefore may not outpace inflation over longer time
cost of living due to inflation, thus preventing you     periods. For this reason, Delaware Cash Reserve is not
from reaching your financial goals.                      recommended as a primary investment for people with long-term goals.
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment Manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.00% of average daily net assets for the last fiscal year.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                Board of Directors

Investment Manager                          The Fund                         Custodian
Delaware Management Company                                            The Chase Manhattan Bank
One Commerce Square                                                    4 Chase Metrotech Center
Philadelphia, PA 19103                                                 Brooklyn, NY 11245


Portfolio managers                  Service agent                             Distributor
                                    Delaware Service Company, Inc.     Delaware Distributors, L.P.
                                    1818 Market Street                 1818 Market Street
                                    Philadelphia, PA 19103             Philadelphia, PA 19103

                                                Financial advisers

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances, the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares and Consultant Class shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Consultant Class shares with a 12b-1 fee of no more than 0.30% (currently no more than 0.25%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

o Unlike shares of most money market funds, Delaware Cash Reserve B Class Shares are subject to a contingent deferred sales charge and relatively high distribution and service fees. Because of these costs, Class B Shares are available only to investors who already have Class B shares of other Delaware Investments funds and want a temporary defensive investment alternative. They are also available to investors who plan to exchange their shares of Delaware Cash Reserve for Class B Shares of other Delaware Investments funds.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares and Consultant Class shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

o Unlike shares of most money market funds, Delaware Cash Reserve C Class Shares are subject to a contingent deferred sales charge and relatively high distribution and service fees. Because of these costs, Class C Shares are available only to investors who already have Class C shares of other Delaware Investments funds and want a temporary defensive investment alternative. They are also available to investors who plan to exchange their shares of Delaware Cash Reserve for Class C Shares of other Delaware Investments funds.


Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to buy shares

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Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 7577, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

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By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

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By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

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Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

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By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

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By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

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Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.
This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial information

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

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                                                     Class B shares                                Class C Shares

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                                                    Year Ended 3/31/                               Year Ended 3/31/
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                                                                              Period                                    Period
                                                                              5/2/94(1)                                 11/29/95(2)
                                                                              through                                   through
                                            1999    1998     1997     1996    3/31/95     1999      1998     1997       3/31/96
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Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
 assets
------------------------------------------------------------------------------------------------------------------------------------

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(1) Date of initial public offering: ratios and total return have been annualized.
(2) Date of initial public offering; ratios have been annualized but total return has not been annualized. (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, minus any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

[begin glossary]

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Liquidity
The ease with which an investment can be converted into cash without a significant loss of principal. Money markets funds are considered to be highly liquid.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.
[end glossary]

[back cover]

Delaware Cash Reserve
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawarefunds.com

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

oFor fund information; literature; price, yield and performance figures.

oFor information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2806

                 CUSIP
Class B          245910302
Class C          245910401


                                                         DELAWARE
                                                        INVESTMENTS
                                                        -----------
                                                   Philadelphia * London

P-___ [--] PP 5/99

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                              Delaware Cash Reserve

                                Consultant Class





                                   Prospectus
                                  May 30, 1999

                                Money Market Fund




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profile                                                  page
Delaware Cash Reserve

How we manage the Fund
Our investment strategies
The risks of investing in the Fund

Who manages the Fund                                          page
Investment manager

Fund Administration (Who's who)

About your account                                            page
Investing in the Fund
  How to buy shares
  Retirement plans
  How to redeem shares
  Account minimum
  Special services
Dividends, distributions and taxes

Certain management considerations                             page

Financial information                                         page

Profile: Delaware Cash Reserve

What are the Fund's goals?
Delaware Cash Reserve seeks to provide maximum current income, while preserving principal and maintaining liquidity. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Cash Reserve invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

Delaware Cash Reserve is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days, (approximately 13 months.)

What are the main risks of investing in the Fund?
Delaware Cash Reserve will be affected primarily by declines in interest rates that would reduce the income provided by the Fund. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Who should invest in the Fund
o Investors with short-term financial goals who seek current income.
o Investors who do not want an investment whose value may fluctuate over the short term.
o Investors who are looking for a short-term, relatively safe investment to complement more long-term investments in their portfolio.

Who should not invest in the Fund
o Investors with long-term financial goals.
o Investors looking for relatively high current income.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Fund performed?

This bar chart can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Consultant Class shares have varied over the past ten calendar years, as well as average annual returns for one, five and ten year periods.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(CONSULTANT CLASS)]

Year-by-year total return

------------------------------------------------
1998                     00.00%
------------------------------------------------
1997                     00.00%
------------------------------------------------
1996                     00.00%
------------------------------------------------
1995                     00.00%
------------------------------------------------
1994                     00.00%
------------------------------------------------
1993                     00.00%
------------------------------------------------
1992                     00.00%
------------------------------------------------
1991                     00.00%
------------------------------------------------
1990                     00.00%
------------------------------------------------
1989                     00.00%
------------------------------------------------


As of March 31, 1999, the Fund's Consultant Class had a year-to-date return of 00.00%. During the periods illustrated in this bar chart, the Fund's Consultant Class' highest return was 00.00% for the quarter ended _________________ and its lowest return was 00.00% for the quarter ended _____________.


               Average annual returns for periods ending 12/31/98

------------------------------------------------
                         Delaware Cash Reserve
                         Consultant Class
------------------------------------------------
1 year ended 12/31/98    00.00%
------------------------------------------------
5 years ended 12/31/98   00.00%
------------------------------------------------
10 years ended 12/31/98  00.00%
------------------------------------------------


Investors interested in obtaining the 7-day yield for the class can call 800.523.1918.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell Class A shares of the Fund.

------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as        none
a percentage of offering price
------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested          none
dividends
------------------------------------------------------------------
Redemption fees                                            none
------------------------------------------------------------------
Exchange fees                                              none(1)
------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

------------------------------------------------------------------
Management fees                                             0.00%
------------------------------------------------------------------
Distribution and service (12b-1) fees(2)                    0.25%
------------------------------------------------------------------
Other expenses                                              0.00%
------------------------------------------------------------------
Total operating expenses                                    0.00%
------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. (2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


-----------------------------
1 year                   $000
-----------------------------
3 years                  $000
-----------------------------
5 years                $0,000
-----------------------------
10 years               $0,000
-----------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) Consultant Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets, but the board of directors has set the fee at 0.25% of average daily net assets.

How we manage the Fund

We invest primarily in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and short-term debt instruments of banks and corporations.

We maintain an average maturity of 90 days or less. Also, we do not purchase any securities with an effective remaining maturity of more than 397 days (approximately 13 months.) We may shorten or lengthen Delaware Cash Reserve's average maturity based on our analysis of interest rate trends.

We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio or maintain a stable share value.

The securities we typically invest in


------------------------------------------------------------------------------------------------------------------------
        Securities                                                How we use them
------------------------------------------------------------------------------------------------------------------------
Direct U.S. Treasury Obligations: Treasury bills,      We may invest without limit in U.S. Treasury securities.  We
notes and bonds of varying maturities. U.S.            would typically invest in Treasury bills or longer term
Treasury securities are backed by the "full faith      Treasury securities whose remaining effective maturity is less
and credit" of the United States.                      than 13 months.
------------------------------------------------------------------------------------------------------------------------
Certificates of deposit and obligations of both U.S.   We may invest in certificates of deposit from banks that have
and foreign banks: Debt instruments issued by a bank   assets of at least one billion dollars.
that pays interest.
                                                       Investments in foreign banks and overseas branches of U.S. banks may be subject to less stringent regulations and different risks than U.S. domestic banks.
------------------------------------------------------------------------------------------------------------------------
Corporate Commercial Paper: Short-term debt            We may invest in commercial paper that is rated P-1 or P-2 by
obligations with maturities ranging from 2 to 270      Moody's and/or A-1 or A-2 by S&P. The Fund will not invest more
days, issued by companies.                             than 5% of its total assets in securities rated in the second highest category by a nationally recognized statistical ratings organization (NRSO). The Fund may invest in commercial paper that is not rated if the purchase is approved or ratified by the
                                                       Board of Directors.
------------------------------------------------------------------------------------------------------------------------
Asset-backed securities: Bonds or notes backed by      We may invest without limit in asset-backed securities. We may
accounts receivables including home equity,            invest only in securities rated in the highest rating category
automobile or credit loans.                            by an NRSO. We currently intend to invest only in asset-backed securities backed by credit card receivables, home equity loans, automobile loans and wholesale dealer floor plans.
------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer    We may use repurchase agreements as a short-term investment for
of securities such as the Fund and a seller of         the Fund's cash position. In order to enter into these repurchase
securities, in which the seller agrees to buy the      agreements, the Fund must have collateral of at least 102% of the
securities back within a specified time at the same    repurchase price.
price the buyer paid for them, plus an amount equal
to an agreed upon interest rate.
------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities     We may invest without limitation in privately placed securities
whose resale is restricted under securities law.       that are eligible for resale only among certain institutional buyers without registration. These are commonly known as "Rule
                                                       144A Securities." Other restricted securities which are illiquid must be limited to 10% of total Fund assets.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a     We may not invest more than 10% of total assets in illiquid
ready market, and cannot be easily sold, if at all,    securities including repurchase agreements that mature in more
at approximately the price that the Fund has valued    them.
than seven days.
------------------------------------------------------------------------------------------------------------------------

Please see the Statement of Additional Information for additional descriptions on securities listed in the table above.

Borrowing from Banks
Delaware Cash Reserve may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose money. Before you invest in a Fund you should carefully evaluate the risks. The following are the chief risks you assume when investing in Delaware Cash Reserve. Please see the Statement of Additional Information for further discussion of these risks.

------------------------------------------------------------------------------------------------------------------------
                        Risks                                             How we strive to manage them
                                                                              Delaware Cash Reserve
------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities,        Because Delaware Cash Reserve invests exclusively in short-term
particularly bonds with longer maturities, will        securities, interest rate changes are not a major risk to the
decrease in value if interest rates rise.              value of its portfolio. However, a decline in interest rates would reduce the level of income provided by the Fund.
------------------------------------------------------------------------------------------------------------------------
Credit risk: The possibility that a bond's issuer      Delaware Cash Reserve holds only high quality short-term
(or an entity that insures the bond) will be unable    securities. Therefore, it is generally not subject to significant
to make timely payments of interest and principal.     credit risk.

                                                       We limit our investments to those that the Board of Directors considers to be of high quality with minimal credit risks. All investments must also meet the maturity, quality and
                                                       diversification standards that apply to taxable money market funds. If there were a national credit crisis or an issuer were to become insolvent, the share value of the Fund could decline.
------------------------------------------------------------------------------------------------------------------------
Counterparty Risk: Is the risk that the Fund may lose  We try to minimize this risk by considering the creditworthiness money because a party that we contract with to buy or  or all parties before we enter into transactions with them.
sell securities fails to fulfill its side of the       Where appropriate, we will also hold collateral from the
agreement.                                             counterparties consistent with applicable regulations.
------------------------------------------------------------------------------------------------------------------------
Inflation Risk is the risk that the return from your   Delaware Cash Reserve is designed for short-term investment
investments will be less than the increase in the      goals and therefore may not outpace inflation over longer time
cost of living due to inflation, thus preventing you   periods. For this reason, Delaware Cash Reserve is not
from reaching your financial goals.                    recommended as a primary investment for people with long-term goals.
------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment Manager
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, the manager was paid 0.00% of average daily net assets for the last fiscal year.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                               Board of Directors

Investment Manager                          The Fund                           Custodian
Delaware Management Company                                            The Chase Manhattan Bank
One Commerce Square                                                    4 Chase Metrotech Center
Philadelphia, PA 19103                                                 Brooklyn, NY 11245


Portfolio managers           Service agent                                    Distributor
                             Delaware Service Company, Inc.            Delaware Distributors, L.P.
                             1818 Market Street                        1818 Market Street
                             Philadelphia, PA 19103                    Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund

o Consultant Class shares may be purchased through brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund.

o  Consultant Class shares do not have an up-front sales charge.

o Consultant Class shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently no more than 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Consultant Class shares are not subject to a contingent deferred sales charge.


How to buy shares

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Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


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By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 7577, Philadelphia, PA 19101. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


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By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


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By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

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Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000--and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We strive to manage the value of the Fund's securities to stabilize the Fund's net asset value at $1.00 per share. Although we make every effort to maintain a stable net asset value, there is no assurance that we will always be able to do so. We calculate net asset value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

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Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

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By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. You may not reinvest distributions in Class B or Class C shares of the funds in the Delaware Investments family.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Class A shares of funds in the Delaware Investments family that carry a front-end sales charge will be subject to a contingent deferred sales charge upon redemption if the shares were purchased at net asset value without the payment of a front-end sales charge through a financial adviser who was paid a commission. These shares may be exchanged for Consultant Class shares of the Fund without the imposition of the contingent deferred sales charge at the time of the exchange. However, upon subsequent redemption from Consultant Class shares of the Fund or after a subsequent exchange into a fund that is subject to the contingent deferred sales charge, such shares will be subject to the contingent deferred sales charge imposed by the original fund whose shares were initially exchanged into Consultant Class shares of the Fund. Shareholders will be given credit for the period during which Consultant Class shares of the Fund were held.

MoneyLine(SM) On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends are declared daily and paid monthly. Short-term capital gains may be paid with the daily dividend or distributed annually. We automatically reinvest all dividends and capital, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains, if any, are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Investments by Fund of Funds
The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial information

Financial highlights
The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             Consultant Class
                                                                                               Year Ended 3/31
                                                                     -------------------------------------------------------
                                                                            1999      1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period

Income from investment operations
Net investment income
Total from investment operations

Less dividends and distributions
Dividends from net investment income
Total dividends and distributions

Net asset value, end of period

Total return

Ratios and supplemental data
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, minus any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

[begin glossary]

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Liquidity
The ease with which an investment can be converted into cash without a significant loss of principal. Money markets funds are considered to be highly liquid.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.
[end glossary]

[back cover]

Delaware Cash Reserve
Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawarefunds.com

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-2806

CUSIP: 245910203


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

P-___ [--] PP 5/99

                       STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 30, 1999

                        DELAWARE GROUP CASH RESERVE, INC.


                               1818 Market Street
                             Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-1918

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

         Delaware Group Cash Reserve, Inc. (the "Fund") is a professionally-managed mutual fund.

         The Fund offers Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares (individually, a "Class" and collectively, the "Classes").

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Fund dated May 30, 1999, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS


--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Objective and Policy
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Retirement Plans
--------------------------------------------------------------------------------
Offering Price
--------------------------------------------------------------------------------
Redemption
--------------------------------------------------------------------------------
Dividends and Realized Securities Profits Distributions
--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Investment Management Agreement
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Appendix A--Description of Ratings
Appendix B--Investment Objectives of the Other Funds in the Delaware
            Investments Family
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICY

         The investment objective of the Fund is to obtain maximum current income consistent with preservation of principal and maintenance of liquidity by investing substantially all of its assets in a portfolio of money market instruments. There is no assurance that this objective can be achieved.

         The Fund intends to achieve its objective by investing at least 80% of its assets in a diversified portfolio of money market instruments. See Money Market Instruments, below, and Appendix A - Description of Ratings.

         The Fund maintains its net asset value at $1.00 per share by valuing its securities on an amortized cost basis. See Offering Price. The Fund maintains a dollar-weighted average portfolio maturity of not more than 90 days and does not purchase any issue having a remaining maturity of more than 13 months. In addition, the Fund limits its investments, including repurchase agreements, to those instruments which the Board of Directors determines present minimal credit risks and which are of high quality. The Fund may sell portfolio securities prior to maturity in order to realize gains or losses or to shorten the average maturity if it deems such actions appropriate to maintain a stable net asset value per share. While the Fund will make every effort to maintain a fixed net asset value of $1.00 per share, there can be no assurance that this objective will be achieved.

         While the Fund intends to hold its investments until maturity when they will be redeemable at their full principal value plus accrued interest, attempts may be made from time to time to increase its yield by trading to take advantage of market variations. Also, revised evaluations of the issuer or redemptions by shareholders of the Fund may cause sales of portfolio investments prior to maturity or at times when such sales might otherwise not be desirable. The Fund's right to borrow to make redemption payments may reduce, but does not guarantee a reduction in, the need for such sales. The Fund will not purchase new securities while any borrowings are outstanding. See Taxes for the effect of any capital gains distributions.

         A shareholder's rate of return will vary with the general interest rate levels applicable to the money market instruments in which the Fund invests. In the event of an increase in current interest rates or a national credit crisis, or if one or more of the issuers became insolvent prior to the maturity of the instruments, principal values could be adversely affected. Investments in obligations of foreign banks and of overseas branches of U.S. banks may be subject to less stringent regulations and different risks than those of U.S. domestic banks. The rate of return and the net asset value will be affected by such other factors as sales of portfolio securities prior to maturity and the Fund's operating expenses.

Money Market Instruments
         The Fund will invest all of its available assets in money market instruments maturing in one year or less. The types of instruments which the Fund may purchase are described below:

         1. U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         2. U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         3. Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. The Fund will buy only short-term instruments of banks in nations where these risks are minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. In addition, the Fund is subject to certain maturity, quality and diversification conditions applicable to taxable money market funds. Thus, at the time of purchase a bank obligation or, as relevant, its issuer must be rated in one of the two highest rating categories (e.g. A-2 or better by Standard & Poor's Ratings Group ("S&P") and P-2 or better by Moody's Investors Service, Inc. ("Moody's")) by at least two nationally-recognized statistical rating organizations or, if such security or, as relevant, its issuer is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         4. Commercial Paper--The Fund may invest in short-term promissory notes issued by corporations if at the time of purchase, such security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., A-2 or better by S&P and P-2 or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply.

         5. Short-term Corporate Debt--The Fund may invest in corporate notes, bonds and debentures if at the time of purchase, such security or, as relevant, its issuer, is rated in one of the two highest rating categories (e.g., AA or better by S&P and Aa or better by Moody's) by at least two nationally-recognized statistical rating organizations approved by the Board of Directors or, if such security is not so rated, the purchase of the security must be approved or ratified by the Board of Directors in accordance with the maturity, quality and diversification conditions with which taxable money market funds must comply. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

         6. Repurchase Agreements--Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for the Fund to invest temporarily available cash on a short-term basis. The Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         The ratings of S&P, Moody's and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities. See Appendix A - Description of Ratings.

Asset-Backed Securities
         The Fund may also invest in securities which are backed by assets such as receivables on home equity loans, credit card loans, and automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases. All such securities must be rated in the highest rating category by a reputable credit rating agency (e.g., AAA by S&P or Aaa by Moody's). The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables typically are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. It is the Fund's current policy to limit asset-backed investments to those represented by interests in credit card loans, wholesale dealer floor plans, home equity loans and automobile loans.

         The rate of principal payment on asset-backed securities generally depends upon the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Such asset-backed securities also involve certain other risks, including the risk that security interests cannot be adequately or in many cases, ever, established. In addition, with respect to credit card loans, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile loans, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may have credit support supplied by a third party or derived from the structure of the transaction. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.

         Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.


Rule 144A Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Restrictions
         The Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Concentration
         In applying the Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

PERFORMANCE INFORMATION

         For the seven-day period ended March 31, 1999, the annualized current yield of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares was 0.00%, 0.00%, 0.00% and 0.00%, respectively, and the compounded effective yield was 0.00%, 0.00%, 0.00% and 0.00%, respectively. These yields will fluctuate daily as income earned fluctuates. On this date, the weighted average portfolio maturity was 47 days for each Class. The current yield of Class A Shares is expected to be higher than that of Consultant Class Shares, Class B Shares and Class C Shares because Class A Shares are not subject to the maximum aggregate expenses under the Fund's 12b-1 Plans of up to 0.30% for Consultant Class Shares and up to 1% for each of the Class B Shares and Class C Shares. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares.

         Shareholders and prospective investors will be interested in learning from time to time the current and the effective compounded yield of a Class of shares. As explained under Dividends and Realized Securities Profits Distributions, dividends are declared daily from net investment income. In order to determine the current return, yield is calculated as follows.

         The calculation begins with the value of a hypothetical account of one share at the beginning of a seven-day period; this is compared with the value of that same account at the end of the same period (including shares purchased for the account with dividends earned during the period). The net change in the account value is generally the net income earned per share during the period, which consists of accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses (excluding expenses reimbursed by the investment manager) but does not include realized gains or losses or unrealized appreciation or depreciation.

         The current yield of each Class represents the net change in this hypothetical account annualized over 365 days. In addition, a shareholder may achieve a compounding effect through reinvestment of dividends, which is reflected in the effective yield shown below.

         The following is an example, for purposes of illustration only, of the current and effective yield calculations for the seven-day period ended March 31, 1999:

                                                Class A Shares     Class B Shares     Class C Shares           Shares
                                                --------------     --------------     --------------      ----------------
Value of a hypothetical account with one
       share at the beginning of the period....   $1.00000000        $1.00000000        $1.00000000        $1.00000000

Value of the same account at the
       end of the period.......................   $1.00000000        $1.00000000        $1.00000000        $1.00000000
                                                 ============        ===========        ===========        ===========

Net change in account value....................    0.00000000(1)      0.00000000(1)      0.00000000(1)      0.00000000(1)

Base period return = net change in account
       value/beginning account value...........    0.00000000         0.00000000         0.00000000         0.00000000

Current yield [base period return x (365/7)]...          0.00%(2)           0.00%(2)           0.00%(2)           0.00%(2)
                                                        =====              =====              =====              =====

Effective yield (1 + base period) 365/7 - 1....          0.00%(3)           0.00%(3)           0.00%(3)           0.00%(3)
                                                        =====              =====              =====              =====


Weighted average life to maturity of the portfolio on March 31, 1999 was 00 days.

(1) This represents the net income per share for the seven calendar days ended March 31, 1999.
(2) This represents the average of annualized net investment income per share for the seven calendar days ended March 31, 1999.
(3) This represents the current yield for the seven calendar days ended March 31, 1999 compounded daily.


         The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. With respect to Class B Shares and Class C Shares, each calculation will include the CDSC that would be applicable upon complete redemption of such shares during the stated period. In addition, the Fund may present total return information that does not reflect the deduction of any applicable CDSC. The following formula will be used for the actual computations:

                                             n
                                      P(1+T) = ERV

         Where:      P   =  a hypothetical initial purchase order of $1,000;

                     T   =  average annual total return;

                     n   =  number of years;

                   ERV   =  redeemable value of the hypothetical $1,000
                            purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. The performance, as shown below, is the average annual total return quotations for each Class through March 31, 1999, calculated as an average annual compounded rate of return for the periods indicated. For this purpose, the calculations assume the reinvestment of all dividend distributions paid during the indicated periods. Interest rates fluctuated during the periods covered by the table and the Fund's results should not be considered as representative of future performance. Total return for Consultant Class Shares for periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected. The average annual total return for Class B and C Shares (including deferred sales charge) reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at March 31, 1999. The average annual total return for Class B and Class C Shares (excluding deferred sales charge) assumes the shares were not redeemed at March 31, 1999 and, therefore, does not reflect the deduction of a CDSC.

                           Average Annual Total Return

-----------------------------------------------------------------------------------------------------------------------------------
                    Class A        Consultant       Class B Shares      Class B Shares     Class C Shares      Class C Shares
                    Shares         Class            (Including          (Excluding         (Including          (Excluding Deferred
                    (Inception     Shares           Deferred            Deferred           Deferred            Sales Charge)
                    6/30/78)       (inception       Sales Charge) (1)   Sales Charge)      Sales Charge)       (Inception 11/29/95)
                                   3/10/88)         (Inception 5/2/94)  (Inception         (Inception
                                                                        5/2/94)            11/29/95)
-----------------------------------------------------------------------------------------------------------------------------------
1 year ended
3/31/99
-----------------------------------------------------------------------------------------------------------------------------------
3 years ended
3/31/99
-----------------------------------------------------------------------------------------------------------------------------------
5 years ended
3/31/99
-----------------------------------------------------------------------------------------------------------------------------------
10 years ended
3/31/99
-----------------------------------------------------------------------------------------------------------------------------------
15 years ended
3/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Life of Fund
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 30, 1999, the CDSC schedule for Class B Shares is as follows:
(i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

         From time to time, the Fund may quote current yield information of the Classes with the sample average rates paid on bank money market deposit accounts. The bank money market deposit averages are the stated rates of 100 large banks and thrifts in the top five standard metropolitan statistical areas as determined by the Bank Rate Monitor. The Fund's figures for a Class will be the annualized yields representing an average of that Class' after-expense per share earnings divided by cost per share for each day of the fiscal month, or period, noted. Yield fluctuates depending on portfolio type, quality, maturity and operating expenses. Principal is not insured and the results shown should not be considered as representative of the yield which may be realized from an investment made in the Fund at any time in the future.

         From time to time, the Fund may quote actual total return and/or yield performance for its Classes in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond an other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance comparisons of the Fund (or Class) may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security price indices may be compared to data prepared by Lipper Analytical Services, Inc., IBC/Donoghue or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. and IBC/Donoghue maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15) may also be used. Also, current rate information on municipal debt obligations of various durations, as reported daily by The Bond Buyer may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.


         The following tables present examples, for purposes of illustration only, of cumulative total return performance for the shares of each Class of the Fund through March 31, 1999. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods. Total return shown for Consultant Class Shares for the periods prior to commencement of operations of such Class is based on the performance of Class A Shares. For periods prior to commencement of operations of Consultant Class Shares, the total return does not reflect the 12b-1 payments applicable to such Class. If such payments were reflected in the calculations, performance would have been affected.


                             Cumulative Total Return

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                    Class A        Consultant       Class B Shares      Class B Shares     Class C Shares      Class C Shares
                    Shares         Class            (Including          (Excluding         (Including          (Excluding Deferred
                    (Inception     Shares           Deferred            Deferred           Deferred            Sales Charge)
                    6/30/78)       (inception       Sales Charge) (1)   Sales Charge)      Sales Charge)       (Inception 11/29/95)
                                   3/10/88)         (Inception 5/2/94)  (Inception         (Inception
                                                                        5/2/94)            11/29/95)
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3 months ended
3/31/99
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6 months ended
3/31/99
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9 months ended
3/31/99
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1 year ended
3/31/99
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3 years ended
3/31/99
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5 years ended
3/31/99
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10 years ended
3/31/99
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15 years ended
3/31/99
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Life of Fund
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(1) Effective May 30, 1999, the CDSC schedule for Class B Shares is as follows:
(i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of Delaware Management Company (the "Manager") and how that philosophy impacts the Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         Money market funds, which are generally intended for your short-term investment needs, can often be used as a basis for building a long-term investment plan. For many people, deciding when to purchase long-term investments, such as stock or longer-term bond funds, can be a difficult decision. Unlike money market fund shares, prices of other securities, such as stocks and bonds, tend to move up and down over various market cycles. Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis (perhaps using assets from your money market fund) that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You should also consider your financial ability to continue to purchase shares during low fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Purchasing Shares and Wealth Builder Option under Purchasing Shares for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the fund for the same time period.
                                             Price         Number of
                          Investment          Per           Shares
                            Amount           Share         Purchased

              Month 1        $100           $10.00            10
              Month 2        $100           $12.50             8
              Month 3        $100            $5.00            20
              Month 4        $100           $10.00            10
              -------------------------------------------------------
                             $400           $37.50            48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

       This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
       When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

       The yield quoted at any time represents the amount being earned on a current basis and is a function of the types of instruments in the Fund's portfolio, their quality and length of maturity and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of the investment.

       The yield will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Fund is an open-end investment company and that there is no guarantee that the net asset value per share or any stated rate of return will remain constant. A shareholder's investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund. Although the Fund determines the yield on the basis of a seven-calendar-day period, it may from time to time use a different time span.

       Other funds of the money market type may calculate their yield on a different basis and the yield quoted by the Fund could vary upward or downward if another method of calculation or base period were used. Shareholders and prospective investors who wish to learn the current yield of the Fund may call toll free, nationwide 800-523-1918.

TRADING PRACTICES

       Portfolio transactions are executed by the Manager on behalf of the Fund in accordance with the standards described below.

       Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades are generally made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

       The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

       As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

       The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Fund's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

       Portfolio trading will be undertaken principally to accomplish the Fund's objective and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold (i) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield, (ii) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio, (iii) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate, or (iv) when the Manager anticipates a decline in value due to market risk or credit risk. Since portfolio assets will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since the Manager expects to usually transact purchases and sales of portfolio securities on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Manager is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective.

       Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Manager may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

PURCHASING SHARES

       The Distributor serves as the national distributor for the Fund's shares
- Class A Shares, Consultant Class Shares, Class B Shares and Class C Shares and has agreed to use its best efforts to sell shares of the Fund.

       Shares of the Fund are offered on a continuous basis. Class A Shares can be purchased directly from the Fund or its Distributor. Consultant Class Shares, Class B Shares and Class C Shares are offered through brokers, financial institutions and other entities which have a dealer agreement with the Fund's Distributor or a service agreement with the Fund. In some states, banks and/or other institutions effecting transactions in Consultant Class Shares, Class B Shares or Class C Shares may be required to register as dealers pursuant to state laws.

       The minimum initial investment is generally $1,000 for each Class. Subsequent purchases must generally be $100 or more. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares; for Class C Shares, each purchase must be in an amount that is less than $1,000,000. The Fund will reject any order for purchase of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time.


       Selling dealers are responsible for transmitting orders promptly. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

       The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

       The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.


       With respect to Class A Shares and Consultant Class Shares, certificates representing shares purchased are not ordinarily issued unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. With respect to Class A Shares and Consultant Class Shares, an investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Fund for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.


       Shares of each Class are sold without a front-end sales charge at the net asset value per share next determined after the receipt and effectiveness of a purchase order as described below. See the Prospectuses for additional information on how to invest. The Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management, such rejection is in the Fund's best interest.

       Class A Shares have no CDSC or annual 12b-1 Plan expenses. Consultant Class Shares have no CDSC; such shares are subject to annual 12b-1 Plan expenses of up to of 0.30% of the average daily net assets of such shares.

       Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase.

       Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

       For both Class B Shares and Class C Shares, the charge will be assessed on an amount equal to the lesser of net asset value at the time of purchase of the shares being redeemed or the net asset value of the shares at the time of redemption. The net asset values of Class B Shares and Class C Shares at the time of purchase and at the time of redemption are expected to be the same if redeemed directly from the Fund. In addition, no CDSC will be assessed on redemption of shares received upon reinvestment of dividends or capital gains. See Redemption and Exchange for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived. Class B Shares are subject to annual 12b-1 Plan expenses up to a maximum of 1% of the average daily net assets of such Class for approximately eight years. During the seventh year after purchase and, thereafter, until converted to Consultant Class Shares, Class B Shares will continue to be subject to annual 12b-1 Plan expenses of 1% of average daily net assets representing such shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Consultant Class Shares of the Fund. See Automatic Conversion of Class B Shares, below for Class B Shares. Such conversion will constitute a tax-free exchange for federal income tax purposes.

       The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Prospective investors should consider the availability of Class A Shares and Consultant Class Shares or whether, given their particular circumstances, it is more advantageous to purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to Class B, C and Consultant Class Shares. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

       For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class B, Class C and Consultant Class Shares.

       Dividends, if any, will be calculated in the same manner, at the same time, on the same day and will be in the same amount.

       The NASD has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

Deferred Sales Charge Alternative - Class B Shares
       Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified period during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase and, if shares are redeemed within six years of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

       Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
       Class B Shares, other than shares acquired through reinvestment of distributions, held for eight years after purchase are eligible for automatic conversion into Consultant Class Shares. Conversions of Class B Shares into Consultant Class Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as an additional three months after the eighth anniversary of purchase before the shares will automatically convert into Consultant Class Shares.

       Class B Shares of a fund acquired through a reinvestment of distributions will convert to the corresponding Class A Shares of that fund (or, in the case of the Fund, Consultant Class Shares) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

       All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
       Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

       Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

       Holders of Class C Shares exercising the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Investing by Mail
       Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Class selected, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.

       Subsequent Purchases--Additional purchases may be made at any time by mailing a check or other negotiable bank draft made payable to the specific Class desired. The account to which the subsequent purchase is to be credited should be identified by the name(s) of the registered owner(s) and by account number. An investment slip (similar to a deposit slip) is provided at the bottom of dividend statements that you will receive from the Fund. Use of this investment slip can help to expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail. The Fund and the Transfer Agent will not be responsible for inadvertent processing of post-dated checks or checks more than six months old.

       Direct Deposit Purchases by Mail--Shareholders of the Classes may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

Investing by Wire
       Investors having an account with a bank that is a member or correspondent of a member of the Federal Reserve System may purchase shares by requesting their bank to transmit immediately available funds (Federal Funds) by wire to First Union Bank, ABA #031201467, account number 2014128934013, (include the shareholder's name and Class account number in the wire).

       Initial Purchases--When making an initial investment by wire, you must first telephone the Fund at 800-523-1918 to advise of your action and to be assigned an account number. If you do not call first, it may not be possible to process your order promptly, although in all cases shares purchased will be priced at the close of business following receipt of Federal Funds. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be promptly forwarded to the specific Class desired, to Delaware Investments at P.O. Box 7577, Philadelphia, PA 19101.

       Subsequent Purchases--Additional investments may be made at any time through the wire procedure described above. The Fund must be immediately advised by telephone at 800-523-1918 of each transmission of funds by wire.

Investing by Electronic Fund Transfer
       Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

       Automatic Investing Plan--Shareholders may make regular automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from the shareholder's account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                 *     *     *

       Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

       Payments to the Fund from the federal government or agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
       Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund account. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Fund for proper instructions.

When Orders are Effective
       Transactions in money market instruments in which the Fund invests normally require same day settlement in Federal Funds. The Fund intends at all times to be as fully invested as possible in order to maximize its earnings. Thus, purchase orders will be executed at the net asset value next determined after their receipt by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement) only if the Fund has received payment in Federal Funds by wire. Dividends begin to accrue on the next business day. Thus, investments effective the day before a weekend or holiday will not accrue for that period but will earn dividends on the next business day. If, however, the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received.

       If remitted in other than the foregoing manner, such as by money order or personal check, purchase orders will be executed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open, on the day on which the payment is converted into Federal Funds and is available for investment, normally one business day after receipt of payment. Conversion into Federal Funds may be delayed when the Fund receives (1) a check drawn on a nonmember bank of the Federal Reserve, (2) a check drawn on a foreign bank, (3) a check payable in a foreign currency, or
(4) a check requiring special handling. With respect to investments made other than by wire, the investor becomes a shareholder after declaration of the dividend on the day on which the order is effective.

       Information on how to procure a negotiable bank draft or to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any commercial bank can transmit Federal Funds by wire. The bank may charge the shareholder for these services.

       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the amount credited by the check plus any dividends earned thereon.

Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares

       Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a separate distribution plan under Rule 12b-1 for each of the Consultant Class Shares, Class B Shares and Class C Shares (the "Plans"). Each Plan permits the Fund to pay for certain distribution and promotional expenses related to marketing shares of only the Class to which the Plan applies.

       The Plans do not apply to the Fund's Class A Shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Class A Shares. Holders of Class A Shares may not vote on matters affecting the Plans.

       The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Consultant Class Shares, Class B Shares and Class C Shares, a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the shares of such Class. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. Registered representatives of brokers, dealers or other entities, who have sold a specified level of funds in the Delaware Investments family having a 12b-1 Plan, are paid a continuing trail fee of 0.25% of the average daily net assets of Consultant Class Shares by the Distributor from 12b-1 payments of Consultant Class Shares for assets maintained in that Class. The 12b-1 Plan fees relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing commission costs to dealers with respect to the initial sales of such shares.

       In addition, the Fund may make payments out of the assets of Consultant Class Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of its shares of, or provide services to, such Classes.

       The maximum aggregate fee payable by the Fund under each respective Plan, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of the Consultant Class Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers or others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. The Fund's Board of Directors may reduce these amounts at any time. The Fund's Board of Directors has set the current fee for Consultant Class Shares at 0.25% of average daily net assets. The Distributor has agreed to waive these fees to the extent the fee for any day exceeds the net investment income realized by Consultant Class Shares, Class B Shares or Class C Shares for such day.

       All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Consultant Class Shares, Class B Shares or Class C Shares would be borne by such persons without any reimbursement from that Class. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

       From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

       The NASD has adopted amendments to its Rules of Fair Practice relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.

       The Plans and the Distribution Agreement, as amended, have been approved by the Board of Directors of the Fund, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and the Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

       Each year, the directors must determine whether continuation of the Plans is in the best interest of the shareholders of Consultant Class Shares, Class B Shares and Class C Shares, respectively, and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as a majority vote of those directors who are not "interested persons." Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Consultant Class Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of the Fund must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.


       For the fiscal year ended March 31, 1999, payments from Class B Shares, Class C Shares and Consultant Class Shares amounted to $00,000, $00,000 and $00,000, respectively. Such amounts were used for the following purposes:

                                     Class B      Class C      Consultant Class
                                     -------      -------      ----------------
Advertising                             $000           --            $000
Annual/Semi-Annual Reports               $00           --            $000
Broker Trails                        $00,000       $0,000         $00,000
Broker Sales Charges                 $00,000      $00,000              --
Dealer Service Expenses                   --           --              --
Interest on Broker Sales Charges     $00,000         $000              --
Commissions to Wholesalers            $0,000       $0,000            $000
Promotional-Broker Meetings               --          $00              --
Promotional-Other                         --           --          $0,000
Prospectus Printing                     $000           --            $000
Telephone                                 --          $00             $00
Wholesaler Expenses                     $000       $0,000              --
Other                                     --           --              --

Reinvestment of Dividends in Other Delaware Investments Funds
       Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, shareholders may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where its shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.


       Dividends on Class A Shares and Consultant Class Shares may be reinvested in shares of any other mutual fund in the Delaware Investments family, other than Class B Shares and Class C Shares of the funds in the Delaware Investments family that offer such classes of shares. Dividends on Class B Shares may only be invested in Class B Shares of another fund in the Delaware Investments family that offers such a class of shares. Dividends on Class C Shares may only be invested in Class C Shares of another fund in the Delaware Investments family that offers such a class of shares.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.


Wealth Builder Option
       Shareholders can use the Wealth Builder Option to invest in the Classes through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Fund may elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option.


       Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

       Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

       This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Account Statements
       You will receive quarterly statements of your account summarizing all transactions during that period and will include the regular dividend information. However, in the case of Class A Shares and Consultant Class Shares, accounts in which there has been activity, other than a reinvestment of dividends, will receive a monthly statement confirming transactions for that period. In the case of Class B Shares and Class C Shares, accounts in which there has been activity will receive a confirmation after each transaction.

Asset Planner
       To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

       The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus and the prospectus of each fund in the Delaware Investments family. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with the Fund's Consultant Class Shares and consultant class shares that are offered by certain other funds in the Delaware Investments family.

       An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS


       An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

       Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.


       Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.


       Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.


       Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Class A Shares. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

       It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

       Taxable distributions from the retirement plans described below may be subject to withholding.


       Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.


Prototype Profit Sharing or Money Purchase Pension Plans
       Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Consultant Class Shares and Class C Shares.

Individual Retirement Account ("IRA")

       A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
       The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
       An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

       Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.


       Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.


Conduit (Rollover) IRAs
       Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

       A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:


       (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

       (2) Substantially equal installment payments for a period certain of 10 or more years;

       (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

       (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

       (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
       For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

       Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.


       Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
       For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

       This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

       Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

       Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

       A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.


       Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

       Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.


Simplified Employee Pension Plan ("SEP/IRA")
       A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
       Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
       Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Consultant Class Shares and Class C Shares or certain other funds in the Delaware Investments family.


Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
       Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement.


Deferred Compensation Plan for State and Local Government Employees ("457")
       Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information.

SIMPLE IRA
       A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.


SIMPLE 401(k)
       A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.



OFFERING PRICE
       The offering price of shares is the net asset value per share next to be determined after an order is received and becomes effective. There is no front-end sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

       An example showing how to calculate the net asset value per share is included in the Fund's financial statements which are incorporated by reference into this Part B.

       The investor becomes a shareholder at the close of and after declaration of the dividend on the day on which the order is effective. See Purchasing Shares. Dividends begin to accrue on the next business day. In the event of changes in SEC requirements or the Fund's change in time of closing, the Fund reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

       The Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining the Fund's total net assets, portfolio securities are valued at amortized cost.

       The Board of Directors has adopted certain procedures to monitor and stabilize the price per share. Calculations are made each day to compare part of the Fund's value with the market value of instruments of similar character. At regular intervals all issues in the portfolio are valued at market value. Securities maturing in more than 60 days are valued more frequently by obtaining market quotations from market makers. The portfolio will also be valued by market makers at such other times as is felt appropriate. In the event that a deviation of more than 1/2 of 1% exists between the Fund's $1.00 per share offering and redemption prices and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated, such as changing the price to more or less than $1.00 per share.

       Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that Class A Shares will not incur any of the expenses under the Fund's 12b-1 Plans and Class B Shares, Class C Shares and Consultant Class Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of the Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION
       Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners and a signature guarantee are required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, executors, retirement plans, administrators, trustees or guardians. The redemption price is the net asset value next calculated after receipt of the redemption request in good order. See Offering Price for time of calculation of net asset value.


       Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

       Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

       In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent, or certain authorized persons, subject to applicable CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

       Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

       Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

       The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

       If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

       In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

       Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Offering Price. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

       The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

       Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year after purchase; (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC and, with respect to the expedited payment by wire for which there is currently a $7.50 bank wiring cost, neither the Fund nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

       Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


Checkwriting Feature
       Holders of Class A Shares and Consultant Class Shares holding shares for which certificates have not been issued may request on the investment application that they be provided with special forms of checks which may be issued to redeem their shares by drawing on the Delaware Group Cash Reserve, Inc. account with CoreStates Bank, N.A. Normally, it takes two weeks from the date the shareholder's initial purchase check clears to receive the first order of checks. The use of any form of check other than the Fund's check will not be permitted unless approved by the Fund. The Checkwriting Feature is not available for Class B Shares or Class C Shares of the Fund.

       (1) These redemption checks must be made payable in an amount of $500 or more.

       (2) Checks must be signed by the shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one name, unless otherwise indicated on the investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them. Shareholders using redemption checks will continue to be entitled to distributions paid on those shares up to the time the checks are presented for payment.

       (3) If a shareholder who recently purchased shares by check seeks to redeem all or a portion of those shares through the Checkwriting Feature, the Fund will not honor the redemption request unless it is reasonably satisfied of the collection of the investment check. A hold period against a recent purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

       (4) If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned and the shareholder's bank may charge a fee.

       (5) Checks may not be used to close accounts.

       The Fund reserves the right to revoke the Checkwriting Feature of shareholders who overdraw their accounts or if, in the opinion of management, such revocation is in the Fund's best interest.


       Shareholders will be subject to First Union's rules and regulations governing similar accounts. This service may be terminated or suspended at any time by First Union, the Fund or the Fund's Transfer Agent. The Fund and the Transfer Agent will not be responsible for the inadvertent processing of post-dated checks or checks more than six months old.


       Stop-Payment Requests--Investors may request a stop payment on checks by providing the Fund with a written authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Fund will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective.

       Return of Checks--Checks used in redeeming shares from a shareholder's account will be accumulated and returned semi-annually. Shareholders needing a copy of a redemption check before the regular mailing should contact the Transfer Agent nationwide at 800-523-1918.

                                    *   *   *

       The Fund has made available certain redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.


Written Redemption
       You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

       Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Consultant Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
       You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
       To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

       The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

       Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
       The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
       Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union Bank's fee (currently $7.50) will be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
       The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

       The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine(SM) On Demand
       You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
       With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
       Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Balanced Fund,
(4) Limited-Term Government Fund, (5) USA Fund, (6) the Fund, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

       The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

       Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
       Shareholders of Class A Shares, Class B Shares and Class C Shares and Consultant Class Shares who own or purchase $5,000 or more of shares for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

       Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.


       The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes, although the Fund expects to maintain a fixed net asset value. If there were a gain or loss, it would be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


       The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares, below.


       An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

       Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

       Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
       The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plans due to death, disability and attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code"); and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

       The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code;
(iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan or 401(k) Defined Contribution Plan under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

       In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

       The Fund declares a dividend of its net investment income on a daily basis to shareholders of record of each Class of Fund shares at the time of the previous calculation of the Fund's net asset value each day that the Fund is open for business. The amount of net investment income will be determined at the time the offering price and net asset value are determined and shall include investment income accrued, less the estimated expenses of the Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made. See Offering Price. Net investment income earned on days when the Fund is not open will be declared as a dividend on the next business day.

       Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Consultant Class Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans. See Plans Under Rule 12b-1 for Consultant Class Shares, Class B Shares and Class C Shares under Purchasing Shares.

       Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if the Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of the Fund. The Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

       Payment of dividends will be made monthly. Dividends are automatically reinvested in additional shares of the same Class of the Fund at the net asset value in effect on the payable date, which provides the effect of compounding dividends, unless the election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. To the extent necessary to maintain a $1.00 per share net asset value, the Fund's Board of Directors will consider temporarily reducing or suspending payment of daily dividends, or making a distribution of realized securities profits or other distributions at the time the net asset value per share has changed.

       Short-term realized securities profits or losses, if any, may be paid with the daily dividend. Any such profits not so paid will be distributed annually during the first quarter following the close of the fiscal year. See Account Statements under Purchasing Shares for the statement mailing of dividend information. Information as to the tax status of dividends will be provided annually.

TAXES

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.


         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of the Fund's Board of Directors.


         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On March 31, 1999, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.


         Subject to the supervision and direction of the Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund.


         The Fund's Investment Management Agreement is dated April 1, 1999 and was approved by shareholders on March 17, 1999. The Agreement has an initial term of two years and may be renewed each year so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the directors of the Fund, who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by the Fund for investment management services is equal to 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1,500 million, 0.30% on assets in excess of $2.5 billion. If the Fund's average daily net assets exceed $3 billion for any month, the Board of Directors will conduct a substantive review of the Investment Management Agreement. The Manager pays the Fund's rent and the salaries of all directors, officers and employees of the Fund who are affiliated with the Manager.

         On March 31, 1999, the total net assets of the Fund were $000,000,000. Investment management fees paid by the Fund were $2,898,736 for the fiscal year ended March 31, 1997, $2,904,636 for the fiscal year ended March 31, 1998 and $000,000,000 for the fiscal year ended March 31, 1999.


         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the investment management fees; shareholder servicing, dividend disbursing, accounting services and transfer agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of Consultant Class Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 20, 1990. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND DIRECTORS

         The business and affairs of the Fund are managed under the direction of its Board of Directors.

         Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Investments family. On April 30, 1999, the Fund's officers and directors owned 0.00% of each Class

         As of April 30, 1999, the Fund believes the following accounts held 5% or more of record of a Fund Class. The Fund has no knowledge of beneficial ownership.

Class                               Name and Address of Account                         Share Amount      Percentage
-----                               ---------------------------                         ------------      ----------
Consultant Class Shares             RS DMTC 401(k) Plan                                    0,000,000           0.00%
                                    Goodman Truck and Tractor 401(k)
                                    Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103

                                    RS DMTC 401(k) Plan                                    0,000,000           0.00%
                                    HC Yu & Associates 401(k) Plan
                                    Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103

                                    Enele Co. FBO Tharco                                   0,000,000           0.00%
                                    1211 SW 5th Avenue, Suite 1900
                                    Portland, OR 97204

Class B Shares                      Independent Trust Corp.                                0,000,000           0.00%
                                    FBO CGMI
                                    15255 South 94th Avenue, Suite 303 Orland
                                    Park, IL 60462

                                    Donaldson Lufkin Jenrette                              0,000,000           0.00%
                                    Securities Corporation, Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303

Class C Shares                      Whitestone Logging, Inc. 401(k) Plan                   0,000,000           0.00%
                                    Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103

Class                               Name and Address of Account                         Share Amount      Percentage
-----                               ---------------------------                         ------------      ----------
Class C Shares                      Resources Trust Company                                0,000,000         0.00%
                                    Trustee For Russell C. Staurovsky
                                    P.O. Box 5900
                                    Denver, CO 80217

Class C Shares                      Brenda J. Whitt                                        0,000,000         0.00%
                                    548 Union Avenue
                                    Providence, RI 02909

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and directors of the Fund hold identical positions in each of the other funds in the Delaware Investments family. Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

-----------------------------------------------------------------------------------------------------------------
*Jeffrey J. Nick (45)    Chairman of the Board, President, Chief Executive Officer and Director
                         and/or Trustee of the Fund, each of the other 33 investment companies in the Delaware Investments family, Delaware Management Business Trust,
                         Delvoy, Inc., DMH Corp. Delaware Management Company, Inc. and Founders
                         Holdings, Inc.

                         Chairman of the Board, Chief Executive Officer and Director of Delaware
                         Distributors, Inc., Delaware International Holdings Ltd., Delaware
                         International Advisers Ltd.

                         Chairman of the Board and Chief Executive Officer of Delaware
                         Management Company (a series of Delaware Management Business Trust)
                         Chairman of the Board and Director of Delaware Capital Management, Inc.
                         and Retirement Financial Services, Inc.

                         Chairman of Delaware Investment Advisers (a series of Delaware
                         Management Business Trust) and Delaware Distributors, L.P.

                         President, Chief Executive Officer and Director of Delaware Management
                         Holdings, Inc. and Lincoln National Investment Companies, Inc.

                         Director of Delaware Service Company, Inc.

                         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National
                         UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National
                         Corporation.
------------------------------------------------------------------------------------------------------------------

----------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

-----------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (61)     Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family.

                         Chairman and Director of Delaware Management Holdings, Inc.

                         Prior to January 1, 1999, Mr. Stork was Chairman and Director and/or
                         Trustee of Equity Funds II, Inc. and each of the other 33 investment companies in the Delaware Investments family and Delaware Capital
                         Management, Inc.; Chairman, President, Chief Executive Officer and
                         Director of DMH Corp., Delaware Distributors, Inc. and Founders
                         Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief
                         Investment Officer and Director/Trustee of Delaware Management Company,
                         Inc. and Delaware Management Business Trust; Chairman, President, Chief
                         Executive Officer and Chief Investment Officer of Delaware Management
                         Company (a series of Delaware Management Business Trust); Chairman,
                         Chief Executive Officer and Chief Investment Officer of Delaware
                         Investment Advisers (a series of Delaware Management Business Trust);
                         Chairman, Chief Executive Officer and Director of Delaware
                         International Advisers Ltd., Delaware International Holdings Ltd. and
                         Delaware Management Holdings, Inc.; President and Chief Executive
                         Officer of Delvoy, Inc.; Chairman of Delaware Distributors, L.P.;
                         Director of Delaware Service Company, Inc. and Retirement Financial
                         Services, Inc.

                         In addition, during the five years prior to January 1, 1999, Mr. Stork has served in various executive capacities at different times within the Delaware organization.
------------------------------------------------------------------------------------------------------------------

----------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

-----------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (59)   Executive Vice President and Chief Investment Officer, Equities of
                             the Fund, each of the other 33 investment companies in the Delaware
                             Investments family and Delaware Management Company (a series of
                             Delaware Management Business Trust)

                             Executive Vice President of Delaware Management Holdings, Inc. and
                             Delaware Capital Management, Inc. and Delaware Management Business
                             Trust

                             Executive Vice President/Chief Investment Officer, Equities and
                             Director of Delaware Management Company, Inc.

                             Chief Executive Officer/Chief Investment Officer, Equities of
                             Delaware Investment Advisers (a series of Delaware Management
                             Business Trust)

                             Director of Delaware International Advisers Ltd.

                             During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Paul E. Suckow (51)          Executive Vice President/Chief Investment Officer, Fixed Income of
                             the Fund and each of the other 33 investment companies in the
                             Delaware Investments family; Delaware Management Company, Inc.,
                             Delaware Management Company (a series of Delaware Management
                             Business Trust), Delaware Investment Advisers (a series of Delaware
                             Management Business Trust)

                             Executive Vice President and Director of Founders Holdings, Inc.

                             Executive Vice President of Delaware Management Holdings, Inc.,
                             Delaware Capital Management, Inc. and Delaware Management Business
                             Trust; and Director of Founders CBO Corporation

                             Director of HYPPCO Finance Company Ltd.

                             Before returning to Delaware Investments in 1993, Mr. Suckow was
                             Executive Vice President and Director of Fixed Income for
                             Oppenheimer Management Corporation, New York, NY from 1985 to 1992.
                             Prior to that, Mr. Suckow was a fixed-income portfolio manager for
                             Delaware Investments.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
David K. Downes (59)         Executive Vice President, Chief Operating Officer and Chief
                             Financial Officer of the Fund and each of the other 33 investment companies in the Delaware Investments family, Delaware Management
                             Holdings, Inc., Founders CBO Corporation, Delaware Capital
                             Management, Inc., Delaware Management Company (a series of Delaware
                             Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors,
                             L.P.

                             Executive Vice President, Chief Operating Officer, Chief Financial
                             Officer and Director of Delaware Management Company, Inc., DMH
                             Corp, Delaware Distributors, Inc., Founders Holdings, Inc. and
                             Delvoy, Inc.; Executive Vice President, Chief Financial Officer,
                             Chief Administrative Officer and Trustee of Delaware Management
                             Business Trust

                             President, Chief Executive Officer, Chief Financial Officer and
                             Director of Delaware Service Company, Inc.

                             President, Chief Operating Officer, Chief Financial Officer and
                             Director of Delaware International Holdings Ltd.

                             Chairman, Chief Executive Officer and Director of Retirement
                             Financial Services, Inc.

                             Chairman and Director of Delaware Management Trust Company

                             Director of Delaware International Advisers Ltd.

                             During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Richard J. Flannery (41)     Executive Vice President of the Fund and each of the other 33 investment companies in the Delaware Investments family

                             Executive Vice President and General Counsel of Delaware Management
                             Holdings, Inc., Delaware Distributors, L.P., Delaware Management
                             Trust Company, Delaware Capital Management, Inc., Delaware Service
                             Company, Inc., Delaware Management Company (a series of Delaware
                             Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Founders CBO Corporation
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                             Executive Vice President/General Counsel and Director of DMH Corp.,
                             Delaware Management Company, Inc., Delaware Distributors, Inc.,
                             Delaware International Holdings Ltd., Founders Holdings, Inc.,
                             Delvoy, Inc. and Retirement Financial Services, Inc.

                             Director of Delaware International Advisers Ltd.

                             Director, HYPPCO Finance Company Ltd.

                             During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Walter P. Babich (71)        Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family

                             460 North Gulph Road, King of Prussia, PA 19406

                             Board Chairman, Citadel Constructors, Inc.

                             From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
John H. Durham (61)          Director and/or Trustee of the Fund and 18 other investment companies in the Delaware Investments family.

                             Partner, Complete Care Services.

                             Mr. Durham served as Chairman of the Board of each fund in the
                             Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware
                             Management Holdings, Inc., Delaware Management Company, Delaware
                             Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham
                             served as a director and in various executive capacities at different times.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (60)        Director and/or Trustee of the Fund and each of the 33 other investment companies in the Delaware Investments family

                             500 Fifth Avenue, New York, NY 10110

                             Founder and Managing Director, Anthony Knerr & Associates

                             From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance
                             and Treasurer of Columbia University, New York. From 1987 to 1989,
                             he was also a lecturer in English at the University. In addition,
                             Mr. Knerr was Chairman of The Publishing Group, Inc., New York,
                             from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in
                             1988.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Ann R. Leven (58)            Director and/or Trustee of the Fund and each of the other 33 other investment companies in the Delaware Investments family

                             785 Park Avenue, New York, NY 10021

                             Treasurer, National Gallery of Art

                             From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer
                             of the Smithsonian Institution, Washington, DC, and from 1975 to
                             1992, she was Adjunct Professor of Columbia Business School.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Thomas F. Madison (62)       Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family

                             200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                             President and Chief Executive Officer, MLM Partners, Inc.

                             Mr. Madison has also been Chairman of the Board of Communications
                             Holdings, Inc. since 1996. From February to September 1994, Mr.
                             Madison served as Vice Chairman--Office of the CEO of The Minnesota
                             Mutual Life Insurance Company and from 1988 to 1993, he was
                             President of U.S. WEST Communications--Markets.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Charles E. Peck (73)         Director and/or Trustee of the Fund and each of the other 33 investment companies in the Delaware Investments family

                             P.O. Box 1102, Columbia, MD 21044

                             Secretary/Treasurer, Enterprise Homes, Inc. From 1981 to 1990, Mr.
                             Peck was Chairman and Chief Executive Officer of The Ryland Group,
                             Inc., Columbia, MD.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Jan L. Yeomans (50)          Director and/or Trustee of the Fund and 25 other investment companies in the Delaware Investments family

                             Building 220-13W-37, St. Paul, MN 55144

                             Vice President and Treasurer, 3M Corporation. From 1987-1994, Ms.
                             Yeomans was Director of Benefit Funds and Financial Markets for the
                             3M Corporation; Manager of Benefit Fund Investments for the 3M
                             Corporation, 1985-1987; Manager of Pension Funds for the 3M
                             Corporation, 1983-1985; Consultant -- Investment Technology Group
                             of Chase Econometrics, 1982-1983; Consultant for Data Resources,
                             1980-1982; Programmer for the Federal Reserve Bank of Chicago,
                             1970-1974.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
George M.                    Senior Vice President, Secretary and General Counsel of  the Fund and
Chamberlain, Jr. (51)        each of the other 33 investment companies in the Delaware Investments family

                             Senior Vice President and Secretary of Delaware Distributors, L.P.,
                             Delaware Management Company (a series of Delaware Management
                             Business Trust), Delaware Investment Advisers (a series of Delaware
                             Management Business Trust), Delaware Management Holdings, Inc., DMH
                             Corp., Delaware Management Company, Inc., Delaware Distributors,
                             Inc., Delaware Service Company, Inc., Retirement Financial
                             Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and
                             Delaware Management Business Trust

                             Senior Vice President, Secretary and Director of Founders Holdings,
                             Inc.

                             Executive Vice President, Secretary and Director of Delaware
                             Management Trust Company

                             Senior Vice President of Delaware International Holdings Ltd.

                             During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (49)      Senior Vice President/Corporate Controller of the Fund and each of the other 33 investment companies in the Delaware Investments family and Founders Holdings, Inc.

                             Senior Vice President/Corporate Controller and Treasurer of
                             Delaware Management Holdings, Inc., DMH Corp., Delaware Management
                             Company, Inc., Delaware Management Company (a series of Delaware
                             Management Business Trust), Delaware Distributors, L.P., Delaware
                             Distributors, Inc., Delaware Service Company, Inc., Delaware
                             Capital Management, Inc., Delaware International Holdings Ltd.,
                             Delvoy, Inc. and Delaware Management Business Trust.

                             Chief Financial Officer/Treasurer of Retirement Financial Services,
                             Inc.

                             Executive Vice President/Chief Financial Officer/Treasurer of
                             Delaware Management Trust Company

                             Senior Vice President/Assistant Treasurer of Founders CBO
                             Corporation

                             During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Michael P. Bishof (36)       Senior Vice President and Treasurer of the Fund and each of the other 33 investment companies in the Delaware Investments family and Founders Holdings, Inc.

                             Senior Vice President/Investment Accounting of Delaware Management
                             Company, Inc., Delaware Management Company (a series of Delaware
                             Management Business Trust) and Delaware Service Company, Inc.;

                             Senior Vice President and Treasurer/Manager, Investment Accounting
                             of Delaware Distributors, L.P. and Delaware Investment Advisers (a
                             series of Delaware Management Business Trust)

                             Senior Vice President and Assistant Treasurer of Founders CBO
                             Corporation

                             Senior Vice President and Manager of Investment Accounting of
                             Delaware International Holdings Ltd.

                             Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                             President for Bankers Trust, New York, NY from 1994 to 1995, a Vice
                             President for CS First Boston Investment Management, New York, NY
                             from 1993 to 1994 and an Assistant Vice President for Equitable
                             Capital Management Corporation, New York, NY from 1987 to 1993.

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Cynthia I. Isom (44)         Vice President/Portfolio Manager of the Fund, 17 other investment companies in the Delaware Investments family, Delaware Management
                             Company, Inc. and Delaware Management Company (a series of Delaware
                             Management Business Trust)

                             During the past five years, Ms. Isom has served as a trader for money markets, high grade corporates and treasury securities.

-----------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each director/trustee entitled to receive compensation, the aggregate compensation received from the Fund and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended March 31, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of March 31, 1999. Only the independent directors/trustees of the Fund receive compensation from the Fund.

                                                            Pension or                           Total Compensation
                                                            Retirement            Estimated           from the
                                                             Benefits              Annual            Investment
                                        Aggregate           Accrued as            Benefits          Companies in
                                      Compensation         Part of Fund             Upon              Delaware
Name                                  from the Fund          Expenses           Retirement(1)      Investments(2)
W. Thacher Longstreth                    $0,000                 None               $38,500            $00,000
Ann R. Leven                             $0,000                 None               $38,500            $00,000
Walter P. Babich                         $0,000                 None               $38,500            $00,000
Anthony D. Knerr                         $0,000                 None               $38,500            $00,000
Charles E. Peck                          $0,000                 None               $38,500            $00,000
Thomas F. Madison                        $0,000                 None               $38,500            $00,000
John H. Durham (3)                       $0,000                 None               $31,180            $00,000

(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of March 31, 1999, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,180 for serving as a director or trustee for 25 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, and Anthony D. Knerr serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(3) John H. Durham joined the Board of Directors of the Fund and 24 other investment companies in Delaware Investments on April 16, 1998.

GENERAL INFORMATION

      The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. The Fund was created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990.

      The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

      The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion(SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the mutual funds in the Delaware Investments family available outside the annuity. See Delaware Group Premium Fund, Inc.in Appendix B.

      Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

      The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family.

      For the fiscal years ended March 31, 1997, 1998 and 1999, the Distributor received CDSC payments in the amount of $42,420, $61,531and $00,000, respectively, with respect to Class B Shares.

      For the fiscal years ended March 31, 1997, 1998 and 1999, the Distributor received CDSC payments in the amount of $484 and $1,187, respectively, with respect to Class C Shares.

      The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the disinterested directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

      The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Fund's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Fund to delete the words "Delaware Group" from the Fund's name.

      The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
      The Fund has an authorized capital of ten billion shares of common stock, $.001 par value per share. The directors are authorized to issue different series and classes of shares of common stock. At present, only one series has been issued which offers shares of four classes--Cash Reserve A Class (which is known as Delaware Cash Reserve A Class, and was known as the Delaware Cash Reserve class from May 1992 to May 1994 and the original class prior to May
1992); Cash Reserve Consultant Class (which is known as Delaware Cash Reserve Consultant Class, and was known as the Delaware Cash Reserve Consultant class from November 1992 to May 1994, the Delaware Cash Reserve (Institutional) class from May 1992 to November 1992 and the consultant class prior to May 1992); Cash Reserve B Class (which is known as Delaware Cash Reserve B Class) and Cash Reserve C Class (which is known as Delaware Cash Reserve C Class). Two billion shares have been allocated to each of Class A Shares, Class B Shares and Class C Shares and five hundred million shares have been allocated to Consultant Class Shares.

      Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

      General expenses of the Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Consultant Class Shares, Class B Shares and Class C Shares will be allocated solely to those respective Classes. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other Class, except that Class A Shares may not vote on any matter affecting the Consultant Class Shares', Class B Shares' or Class C Shares' 12b-1 Plans. As a general matter, shareholders of Consultant Class Shares, Class B Shares and Class C Shares may only vote on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Consultant Class Shares.

Noncumulative Voting
      Fund shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

      This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds

Moody's Investors Service, Inc.

      Aaa Highest quality; smallest degree of investment risk.
      Aa High quality; together with Aaa bonds, they compose the high-grade bond group.

Standard & Poor's Ratings Group

      AAA Highest rating; extremely strong capacity to pay principal and interest.
      AA  High quality; very strong capacity to pay principal and interest.

Fitch IBCA, Inc.

      AAA Highest quality; exceptionally strong ability to pay principal and interest.
      AA  Very high quality; very strong ability to pay principal and interest.

Commercial Paper

Moody's Investors Service, Inc.         Standard & Poor's Ratings Group

P-1     Superior quality                A-1+     Extremely strong quality
P-2     Strong quality                  A-1      Strong quality
                                        A-2      Satisfactory quality

Duff and Phelps, Inc.                   Fitch IBCA, Inc.

Duff 1-Plus  Highest quality            F-1+     Exceptionally strong quality.
Duff 1  Very high quality               F-1      Very strong quality
Duff 1-Minus High quality               F-2      Good credit quality
Duff 2 Good quality.

APPENDIX B--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE INVESTMENTS FAMILY

        Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

        Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

        Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

        Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

        DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

        Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

        Delchester Fund seeks as high a current income as possible by investing principally high yield, high risk in corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

        U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

        REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

        Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

        Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

        Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

        Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing in primarily a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

        International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Equity Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

        U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

        Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.

      Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

      Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

      Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

      Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

      Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

      Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

      Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

      Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

      For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

      Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

FINANCIAL STATEMENTS

      Ernst & Young LLP serves as the independent auditors for Delaware Group Cash Reserve, Inc. and, in its capacity as such, audits the annual financial statements contained in the Fund's Annual Report. The Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended March 31, 1999, are included in the Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

      Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

DELAWARE CASH RESERVE

--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------

CONSULTANT CLASS
--------------------------------------------------------------------------------

CLASSES OF DELAWARE GROUP CASH
RESERVE, INC.

--------------------------------------------------------------------------------

No Front-End Sales Charge





PART B

STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------

MAY 30, 1999









                                                              [GRAPHIC OMITTED]
--------------------------------------------------------------------------------

PART C - Other Information
(Continued)

                                     PART C

                                Other Information


Item 23.         Exhibits

                 (a)      Articles of Incorporation.

                                    (1)   Articles of Incorporation, as amended
                                          and supplemented through November 28,
                                          1995, incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 39 filed November 20, 1995.

                                    (2)   Executed Articles Supplementary
                                          (November 28, 1995) incorporated into
                                          this filing by reference to
                                          Post-Effective Amendment No. 42 filed
                                          May 29, 1998.

                         (b) By-Laws. By-Laws, as amended through May 30, 1995, incorporated by reference to Post-Effective Amendment No. 38 filed
                                    May 30, 1995.

                         (c) Copies of All Instruments Defining the Rights of Holders.

                                    (1)    Articles of Incorporation and
                                           Articles Supplementary.

                                           (i)     Articles Fifth and Ninth of
                                                   the Articles of Incorporation
                                                   (September 12, 1990) and
                                                   Article Second of the
                                                   Certificate of Correction to
                                                   Articles Supplementary (May
                                                   2, 1994) incorporated into
                                                   this filing by reference to
                                                   Post-Effective Amendment No.
                                                   39 filed November 20, 1995.

                                           (ii)    Executed Articles
                                                   Supplementary (November 28,
                                                   1995) incorporated into this
                                                   filing by reference to
                                                   Post-Effective Amendment No.
                                                   42 filed May 29, 1998.

                                    (2)    By-Laws. Articles II, III, as
                                           amended, and XIV of the By-Laws
                                           incorporated into this filing by
                                           reference to Post-Effective Amendment
                                           No. 38 filed May 30, 1995.

                       (d) Investment Management Agreement. Investment Management Agreement between Delaware Management Company, Inc. and the Registrant dated April 3, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 38 filed May 30, 1995.

                       (e)         (1)    Distribution Agreement.

                                          (i)    Form of Distribution Agreement
                                                 (April 3, 1995) incorporated
                                                 into this filing by reference
                                                 to Post-Effective Amendment
                                                 No. 39 filed November 20, 1995.

PART C - Other Information
(Continued)

                                          (ii)    Form of Amendment No. 1 to
                                                  Distribution Agreement
                                                  (November 29, 1995)
                                                  incorporated into this filing
                                                  by reference to Post-Effective
                                                  Amendment No. 39 filed
                                                  November 20, 1995.

                                   (2)    Administration and Service Agreement.
                                          Form of Administration and Service
                                          Agreement (as amended November 1995)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 39 filed November 20, 1996.

                                   (3) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1996.

                                   (4)    Mutual Fund Agreement. Mutual Fund
                                          Agreement for the Delaware Group of
                                          Funds (as amended November 1995)
                                          (Module) incorporated into this filing
                                          by reference to Post-Effective
                                          Amendment No. 40 filed May 30, 1996.

                       (f)         Bonus, Profit Sharing, Pension Contracts.

                                   (1)    Amended and Restated Profit Sharing
                                          Plan (November 17, 1994) incorporated
                                          into this filing by reference to
                                          Post-Effective Amendment No.
                                          38 filed May 30, 1995.

                                   (2)    Amendment to Profit Sharing Plan
                                          (December 21, 1995) (Module)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 40 filed May 30, 1996.

                       (g) Custodian Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 33 filed May 30, 1991.

                       (h)         Other Material Contracts.

                                   (1)    Shareholders Services Agreement
                                          between Delaware Service Company and
                                          the Registrant on behalf of the Fund
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 33 filed May 30, 1991.

                                   (2)    Executed Fund Accounting Agreement
                                          (August 19, 1996) between Delaware
                                          Service Company, Inc. and the
                                          Registrant on behalf of each Fund
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 41 filed May 29, 1997.

                                          (i)     Executed Amendment No. 8
                                                  (December 18, 1997) to
                                                  Delaware Group of Funds Fund
                                                  Accounting Agreement
                                                  incorporated by reference to
                                                  Post-Effective Amendment No.
                                                  42 filed May 29, 1998.

                                          (ii)    Executed Amendment No. 9
                                                  (March 31, 1998) to Delaware
                                                  Group of Funds Fund Accounting
                                                  Agreement attached as Exhibit.

PART C - Other Information
(Continued)

                                          (iii)   Executed Amendment No. 10
                                                  (August 31, 1998) to Delaware
                                                  Group of Funds Fund Accounting
                                                  Agreement attached as Exhibit.

                                          (iv)    Executed Amendment No. 11
                                                  (September 14, 1998) to
                                                  Delaware Group of Funds Fund
                                                  Accounting Agreement attached
                                                  as Exhibit.

                                          (v)     Executed Amendment No. 12
                                                  (September 14, 1998) to
                                                  Delaware Group of Funds Fund
                                                  Accounting Agreement attached
                                                  as Exhibit.

                                          (vi)    Executed Amendment No. 13
                                                  (December 18, 1998) to
                                                  Delaware Group of Funds Fund
                                                  Accounting Agreement attached
                                                  as Exhibit.

                                          (vii)   Form of Amendment No. 14
                                                  (March 1999) to Delaware Group
                                                  of Funds Fund Accounting
                                                  Agreement attached as Exhibit.

                        (i)        Opinion of Counsel. To be filed by Amendment.

                        (j)        Consent of Auditors. To be filed by
                                   Amendment.

                        (k)        Inapplicable.

                        (l) Initial Capital. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed May 16, 1983.

                        (m)**      Plans under Rule 12b-1.

                                   (1)    Form of Plan under Rule 12b-1 for
                                          Class B (November 29, 1995)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No.39 filed November 20, 1995.

                                   (2)    Form of Plan under Rule 12b-1 for
                                          Class C (November 29, 1995)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 39 filed November 20, 1995.

                                   (3)    Form of Plan under Rule 12b-1 for
                                          Consultant Class (November 29, 1995)
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 39 filed November 20, 1995.

** Relates to Registrant's Delaware Cash Reserve B Class, Delaware Cash Reserve C Class and Delaware Cash Reserve Consultant Class only.

PART C - Other Information
(Continued)

                (n)        Financial Data Schedules.  To be filed by Amendment.

                (o)        Inapplicable.

                (p) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 42 filed May 29, 1998.

Item 24.        Persons Controlled by or under Common Control with Registrant.
                None.

Item 25. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 17 filed March 29, 1984 and Post-Effective Amendment No. 38 filed May 30, 1995.

Item 26.        Business and Other Connections of Investment Adviser.

       (a) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

PART C - Other Information
(Continued)

          The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------
Jeffrey J. Nick(1)            Chairman of the Board, President, Chief Executive
                              Officer and Director/Trustee of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware Management
                              Company, Inc., Delaware Management Business Trust,
                              Delvoy, Inc., DMH Corp. and Founders Holdings,
                              Inc.; Chairman and Chief Executive Officer and
                              Director of Delaware Management Company (a series of Delaware Management Business Trust); Chairman and Director of Delaware Capital Management, Inc.
                              and Retirement Financial Services, Inc.; Chairman of Delaware Investment Advisers (a series of
                              Delaware Management Business Trust) and Delaware
                              Distributors, L.P.; Director of Delaware Service
                              Company, Inc.,

                              President, Chief Executive Officer and Director of Lincoln National Investment Companies, Inc. and Delaware Management Holdings, Inc.; Director of Vantage Global Advisors, Inc. and Lynch & Mayer Inc.

Wayne A. Stork                Director and/or Trustee of the Registrant and each
                              of the other investment companies in the Delaware
                              Investments family and Delaware International
                              Advisers Ltd., Chairman of the Board and Director of Delaware Management Holdings, Inc.

David K. Downes               Executive Vice President, Chief Operating Officer
                              and Chief Financial Officer of the Registrant and each of the other funds in the Delaware
                              Investments family, Delaware Management Holdings,
                              Inc., Founders CBO Corporation, Delaware Capital
                              Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust),
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust) and Delaware
                              Distributors, L.P.; Executive Vice President,
                              Chief Operating Officer, Chief Financial Officer and Director of Delaware Management Company, Inc.,
                              DMH Corp, Delaware Distributors, Inc., Founders
                              Holdings, Inc. and Delvoy, Inc.; Executive Vice
                              President, Chief Financial Officer, Chief
                              Administrative Officer and Trustee of Delaware
                              Management Business Trust; President, Chief
                              Executive Officer, Chief Financial Officer and
                              Director of Delaware Service Company, Inc.;
                              President, Chief Operating Officer, Chief
                              Financial Officer and Director of Delaware
                              International Holdings Ltd.; Chairman, Chief
                              Executive Officer and Director of Retirement
                              Financial Services, Inc.; Chairman and Director of
                              Delaware Management Trust Company; and Director of
                              Delaware International Advisers Ltd.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------

Richard G. Unruh, Jr.         Executive Vice President and Chief Investment
                              Officer, Equities of the Registrant, each of the other funds in the Delaware Investments family and Delaware Management Company (a series of Delaware
                              Management Business Trust); Executive Vice
                              President of Delaware Management Holdings, Inc.
                              and Delaware Capital Management, Inc. and Delaware
                              Management Business Trust; Executive Vice
                              President/Chief Investment Officer, Equities and
                              Director/Trustee of Delaware Management Company,
                              Inc.; Chief Executive Officer/Chief Investment
                              Officer, Equities of Delaware Investment Advisers
                              (a series of Delaware Management Business Trust);
                              and Director of Delaware International Advisers
                              Ltd.

                              Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                Executive Vice President/Chief Investment Officer,
                              Fixed Income of the Registrant and each of the other investment companies in the Delaware
                              Investments family; Delaware Management Company,
                              Inc., Delaware Management Company (a series of
                              Delaware Management Business Trust), Delaware
                              Investment Advisers (a series of Delaware
                              Management Business Trust); Executive Vice
                              President and Director of Founders Holdings, Inc.;
                              Executive Vice President of Delaware Management
                              Holdings, Inc., Delaware Capital Management, Inc.
                              and Delaware Management Business Trust; and
                              Director of Founders CBO Corporation

                              Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------

Richard J. Flannery           Executive Vice President and General Counsel of
                              Delaware Management Holdings, Inc., Delaware
                              Distributors, L.P., Delaware Management Trust
                              Company, Delaware Capital Management, Inc.,
                              Delaware Service Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust) and Founders CBO Corporation; Executive
                              Vice President/General Counsel and Director of DMH
                              Corp., Delaware Management Company, Inc., Delaware
                              Distributors, Inc., Delaware International
                              Holdings Ltd., Founders Holdings, Inc., Delvoy,
                              Inc. and Retirement Financial Services, Inc.;
                              Executive Vice President of the Registrant and each of the other funds in the Delaware
                              Investments family; Director of Delaware
                              International Advisers Ltd.

                              Director, HYPPCO Finance Company Ltd.

                              Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA


George M.                     Senior Vice President/Secretary and General
Chamberlain, Jr.              Counsel of the Registrant and each of the
                              investment companies in the Delaware Investments family; Senior Vice President and Secretary of
                              Delaware Distributors, L.P., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and Delaware Management Holdings, Inc., DMH
                              Corp., Delaware Management Company, Inc., Delaware
                              Distributors, Inc., Delaware Service Company,
                              Inc., Retirement Financial Services, Inc.,
                              Delaware Capital Management, Inc. and Delvoy,
                              Inc.; Executive Vice President, Secretary and
                              Director of Delaware Management Trust Company;
                              Senior Vice President and Director of Founders
                              Holdings, Inc.; Senior Vice President of Delaware
                              International Holdings Ltd.

Michael P. Bishof             Senior Vice President/Investment Accounting of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust) and Delaware Service
                              Company, Inc.; Senior Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings,
                              Inc.; Senior Vice President and Treasurer/Manager,
                              Investment Accounting of Delaware Distributors,
                              L.P. and Delaware Investment Advisers (a series of
                              Delaware Management Business Trust); Senior Vice
                              President and Assistant Treasurer of Founders CBO
                              Corporation; and Senior Vice President and Manager of Investment Accounting of Delaware International
                              Holdings Ltd.




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------

Joseph H. Hastings            Senior Vice President/Corporate Controller and
                              Treasurer of Delaware Management Holdings, Inc.,
                              DMH Corp., Delaware Management Company, Inc.,
                              Delaware Distributors, Inc., Delaware Capital
                              Management, Inc., Delaware Distributors, L.P.,
                              Delaware Service Company, Inc., Delaware
                              International Holdings Ltd., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and Delvoy, Inc.; Senior Vice
                              President/Corporate Controller of the Registrant, each of the other funds in the Delaware
                              Investments family and Founders Holdings, Inc.;
                              Chief Financial Officer and Treasurer of
                              Retirement Financial Services, Inc.; and Senior
                              Vice President/Assistant Treasurer of Founders CBO
                              Corporation

Joanne O. Hutcheson           Senior Vice President/Human Resources of Delaware
                              Management Company, Inc., Delaware Management
                              Holdings, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust),
                              Delaware Distributors, Inc., Delaware
                              Distributors, L.P., Delaware Service Company,
                              Inc., the Registrant, each of the other funds in the Delaware Investments family, Delvoy, Inc. and
                              Delaware Management Company (a series of Delaware
                              Management Business Trust)

Robert J. DiBraccio           Senior Vice President/Head of Equity Trading of
                              Delaware Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust) and Delaware Capital Management, Inc.

John B. Fields                Senior Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), Delaware Capital Management, Inc. and each of the equity investment companies in the Delaware
                              Investments family, and Trustee of Delaware
                              Management Business Trust

Susan L. Hanson               Senior Vice President/Global Marketing & Client
                              Services of Delaware Management Company (a series of Delaware Management Business Trust) and
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust).




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------

Douglas L. Anderson           Senior Vice President/Operations of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Retirement Financial Services, Inc. and
                              Delaware Service Company, Inc.; Senior Vice
                              President/ Operations and Director of Delaware
                              Management Trust Company

James L. Shields              Senior Vice President/Chief Information Officer of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Service
                              Company, Inc. and Retirement Financial Services,
                              Inc.

Eric E. Miller                Senior Vice President, Assistant Secretary and
                              Deputy General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc.,
                              Delaware Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), Delaware Management Holdings, Inc., DMH
                              Corp., Delaware Distributors, L.P., Delaware
                              Distributors Inc., Delaware Service Company, Inc.,
                              Founders Holdings, Inc., Delaware Capital
                              Management, Inc. and Retirement Financial
                              Services, Inc.; and Senior Vice President,
                              Assistant Secretary and Deputy General Counsel of
                              Delvoy, Inc.

Richelle S. Maestro           Senior Vice President, Assistant Secretary and
                              Deputy General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company, Inc.,
                              Delaware Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), Delaware Management Holdings, Inc.,
                              Delaware Distributors, L.P., Delaware
                              Distributors, Inc., Delaware Service Company,
                              Inc., DMH Corp., Delaware Capital Management,
                              Inc., Retirement Financial Services, Inc.,
                              Founders Holdings, Inc. and Delvoy, Inc.; Senior
                              Vice President, Deputy General Counsel and
                              Secretary of Delaware International Holdings Ltd.;
                              and Secretary of Founders CBO Corporation

                              General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.

Michael T. Taggart            Vice President/Facilities Management and
                              Administrative Services of Delaware Management
                              Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Richard Salus                 Vice President/Assistant Controller of Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust) and Delaware Management Trust Company

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------

Bruce A. Ulmer                Vice President/Year 2000 of the Registrant, each
                              of the other funds in the Delaware Investments family, Delaware Management Company (a series of
                              Delaware Management Business Trust), Delaware
                              Management Holdings, Inc. and Retirement Financial
                              Services, Inc., Delvoy, Inc. and Delaware
                              Management Trust Company

Joel A. Ettinger(2)           Vice President/Taxation of the Registrant, each of
                              the other funds in the Delaware Investments family, Delaware Management Company, Inc.,
                              Delaware Investment Advisers (a series of Delaware
                              Management Business Trust), Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and Delaware Management Holdings, Inc.,
                              Founders Holdings, Inc., Delaware Distributors,
                              Inc., Delaware Distributors, L.P., Delaware
                              Service Company, Inc., Retirement Financial
                              Services, Inc., Delaware Capital Management, Inc.,
                              Delvoy, Inc. and Founders CBO Corporation

Christopher Adams             Vice President/Business Manager, Equity Department
                              of Delaware Investment Advisers (a series of
                              Delaware Management Business Trust) and Delaware
                              Management Company (a series of Delaware
                              Management Business Trust)

Scott Metzger                 Vice President/Business Development of Delaware
                              Distributors, L.P. and Delaware Service Company,
                              Inc.

Lisa O. Brinkley              Vice President/Compliance Director of Delaware
                              Management Company, Inc., the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Company (a series of
                              Delaware Management Business Trust), DMH Corp.,
                              Delaware Distributors, L.P., Delaware
                              Distributors, Inc., Delaware Service Company,
                              Inc., Delaware Capital Management, Inc., Delvoy,
                              Inc., Retirement Financial Services, Inc. and
                              Delaware Management Business Trust; and Vice
                              President/Compliance Director and Assistant
                              Secretary of Delaware Management Trust Company

Mary Ellen Carrozza           Vice President/Client Services of Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust) and each of the other investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------

Gerald T. Nichols             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, and of the fixed-income investment companies in the Delaware Investments family; Vice President of Founders Holdings, Inc.;
                              and Treasurer, Assistant Secretary and Director of
                              Founders CBO Corporation

Paul A. Matlack               Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), and of the fixed-income investment companies in the Delaware Investments family; Vice
                              President of Founders Holdings, Inc.; and
                              President and Director of Founders CBO Corporation

Gary A. Reed                  Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), Delaware Capital Management, Inc. and of the fixed-income investment companies in the Delaware Investments family

Patrick P. Coyne              Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), Delaware Capital Management, Inc. and of the fixed-income investment companies in the Delaware Investments family

Roger A. Early                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), the Registrant, and of the fixed-income investment companies in the Delaware Investments family

Mitchell L. Conery(3)         Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust), Delaware Capital Management, Inc. and of the fixed-income investment companies in the Delaware Investments family

George H. Burwell             Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), and each of the equity investment companies in the Delaware Investments family and Delaware Investment Advisers (a series of Delaware Management Business Trust)

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------

Gerald S. Frey                Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust) and each of the equity investment companies in the Delaware Investments family

Christopher Beck(4)           Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust) and each of the investment companies in the Delaware Investments family

                              Trustee of New Castle County Pension Board since October 1992, Wilmington DE.

Elizabeth H. Howell(5)        Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust) and each of the fixed-income investment companies in the Delaware Investments family

Andrew M. McCullagh, Jr.(6)   Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust) the Registrant and each of the fixed-income investment companies in the Delaware Investments family

Babak Zenouzi                 Vice President/Senior Portfolio Manager of
                              Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware
                              Management Business Trust), Delaware Investment
                              Advisers (a series of Delaware Management Business
                              Trust) and each of the equity investment companies in the Delaware Investments family

J. Paul Dokas(7)              Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust) and each of the equity investment companies in the Delaware
                              Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------

Cynthia Isom                  Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and of the fixed-income investment companies in the Delaware Investments family; and Vice President/Senior Trader of Delaware
                              Investment Advisers (a series of Delaware
                              Management Business Trust)

Paul Grillo                   Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust), and the fixed-income investment companies in the Delaware
                              Investments family

Marshall T. Bassett(8)        Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust), and each of the equity investment companies in the Delaware
                              Investments family

John A. Heffern(9)            Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and each of the funds in the Delaware
                              Investments family

Lori P. Wachs                 Vice President/Portfolio Manager of Delaware
                              Management Company, Inc., Delaware Management
                              Company (a series of Delaware Management Business
                              Trust) and each of the equity investment companies in the Delaware Investments family

Richard E. Beister            Vice President/Trading Operations of and Delaware
                              Management Company (a series of Delaware
                              Management Business Trust)

Jeffrey W. Hynoski            Vice President/Research Analyst of Delaware
                              Management Company (a series of Delaware
                              Management Business Trust)

Audrey E. Kohart              Vice President/Assistant Controller/Corporate
                              Accounting of Delaware Management Company (a series of Delaware Management Business Trust)

Steven T. Lampe               Vice President/Research Analyst of Delaware
                              Management Company (a series of Delaware
                              Management Business Trust)

Richard D. Seidel             Vice President/Assistant Controller/Manager,
                              Payroll of Vice President/Research Analyst of
                              Delaware Management Company (a series of Delaware
                              Management Business Trust)

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
---------------------         --------------------------------------------------

Karina J. Istvan              Vice President/Strategic Planning of Delaware
                              Management Company (a series of Delaware
                              Management Business Trust)

Steven R. Cianci              Vice President/Portfolio Manager of the fixed
                              income investment companies in the Delaware
                              Investments family.

Michael D. Mabry(10)          Vice President/Associate General Counsel/Assistant
                              Secretary of Delaware Management Company (a series of Delaware Management Business Trust)

David P. O'Connor             Vice President/Associate General Counsel/Assistant
                              Secretary of Delaware Management Company (a series of Delaware Management Business Trust)

Philip Y. Lin                 Vice President/Associate General Counsel/Assistant
                              Secretary of Delaware Management Company (a series of Delaware Management Business Trust)


(1)   MANAGING DIRECTOR, Lincoln National UK plc prior to 1996.
(2)   TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
(3)   INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(4)   SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(5)   SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
(6) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
(7) DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February 1997.
(8)   VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
(9) SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.
(10)  ATTORNEY, Ballard, Spahr, Andrews & Ingersoll prior to January 1997.

PART C - Other Information
(Continued)

Item 27.          Principal Underwriters.

                  (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                  (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------

Delaware Distributors, Inc.                 General Partner                                 None

Delaware Investment
Advisers                                    Limited Partner                                 None

Delaware Capital
Management, Inc.                            Limited Partner                                 None

Jeffrey J. Nick                             Chairman                                        Chairman, President, Chief
                                                                                            Executive Officer and
                                                                                            Director/Trustee

Wayne A. Stork                              None                                            Director

Bruce D. Barton                             President and Chief Executive                   None
                                            Officer

David K. Downes                             Executive Vice President,                       Executive Vice President, Chief
                                            Chief Operating Officer                         Operating Officer and Chief
                                            and Chief Financial Officer                     Financial Officer

Richard J. Flannery                         Executive Vice President/                       Executive Vice President
                                            General Counsel

George M. Chamberlain, Jr.                  Senior Vice President/Secretary                 Senior Vice President/
                                                                                            Secretary/General Counsel

Joseph H. Hastings                          Senior Vice President/Corporate                 Senior Vice President/
                                            Controller & Treasurer                          Corporate Controller

Terrence P. Cunningham                      Senior Vice President/Financial                 None
                                            Institutions/National Sales Manger

Thomas E. Sawyer                            Senior Vice President/                          None
                                            National Sales Director


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------

Mac McAuliffe                               Senior Vice President/Sales                     None
                                            Manager, Western Division

J. Chris Meyer                              Senior Vice President/                          None
                                            Director, Product Management

William M. Kimbrough                        Senior Vice President/Wholesaler                None

Daniel J. Brooks                            Senior Vice President/Wholesaler                None

Bradley L. Kolstoe                          Senior Vice President/Western                   None
                                            Division Sales Manager

Henry W. Orvin                              Senior Vice President/Eastern                   None
                                            Division Sales Manager

Michael P. Bishof                           Senior Vice President and Treasurer/            Senior Vice
                                            Manager, Investment Accounting                  President/Treasurer

Stephen J. DeAngelis                        Senior Vice President/National                  None
                                            Director/Managed Account Services

Joanne O. Hutcheson                         Senior Vice President/Human                     Senior Vice President/Human
                                            Resources                                       Resources

Holly W. Reimel                             Senior Vice President/National                  None
                                            Accounts

Eric E. Miller                              Senior Vice President/Assistant                 Senior Vice President/Assistant
                                            Secretary/Deputy General Counsel                Secretary/Deputy General Counsel

Richelle S. Maestro                         Senior Vice President/Assistant                 Senior Vice President/Assistant
                                            Secretary/Deputy General Counsel                Secretary/Deputy General Counsel

Diane M. Anderson                           Senior Vice President/                          None
                                            Retirement Operations

James L. Shields                            Senior Vice President/                          None
                                            Chief Information Officer

Stephen C. Nell                             Senior Vice President/National                  None
                                            Retirement Sales


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------

Christopher H. Price                        Senior Vice President/Channel                   None
                                            Manager

Lisa O. Brinkley                            Vice President/Compliance                       Vice President/Compliance

Daniel H. Carlson                           Vice President/Marketing Services               None

Courtney S. West                            Vice President/Institutional Sales              None

Gordon E. Searles                           Vice President/Client Services                  None

Julia R. Vander Els                         Vice President/Retirement Plan                  None
                                            Contributions

Scott Metzger                               Vice President/Business Development             None

Larry Carr                                  Vice President/Variable Annuity                 None
                                            Sales Manager

James R. Searles                            Vice President/Variable Annuity                 None
                                            Sales Manager

Gregory J. McMillan                         Vice President/National Accounts                None

Christopher W. Moore                        Vice President/Variable Annuity                 None
                                            Wholesaler

Daniel J. O'Brien                           Vice President/Insurance Products               None

Andrew W. Whitaker                          Vice President/Wholesaler                       None
                                            Financial Institutions

Jessie Emery                                Vice President/Marketing                        None
                                            Communications

Darryl S. Grayson                           Vice President, Broker/Dealer                   None
                                            Internal Sales Director

Dinah J. Huntoon                            Vice President/Product                          None
                                            Manager, Equities


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------

Soohee Lee                                  Vice President/Fixed Income                     None
                                            and International Product
                                            Management

Joel A. Ettinger                            Vice President/Taxation                         Vice President/Taxation

Michael J. Woods                            Vice President/National                         None
                                            Sales Manager

Susan T. Friestedt                          Vice President/Retirement Services              None

Ellen M. Krott                              Vice President/Marketing                        None

John A. Wells                               Vice President/Marketing Technology             None

Theodore V. Wood, III                       Vice President/Technical Systems                None
                                            Officer

Linda Finnerty                              Vice President/Corporate                        Vice President/Corporate
                                            Communications                                  Communications

Matthew Coldren                             Vice President/National Accounts                None

Patrick A. Connelly                         Vice President/RIA Sales                        None

Karina J. Istvan                            Vice President/Strategic Planning               Vice President/Strategic
                                                                                            Planning

Michael D. Mabry                            Vice President/Associate General                Vice President/Associate General
                                            Counsel/Assistant Secretary                     Counsel/Assistant Secretary

David P. O'Connor                           Vice President/Associate General                Vice President/Associate General
                                            Counsel/Assistant Secretary                     Counsel/Assistant Secretary

Philip Y. Lin                               Vice President/Associate General                Vice President/Associate General
                                            Counsel/Assistant Secretary                     Counsel/Assistant Secretary

Catherine A. Seklecki                       Vice President/Retirement Sales                 None

Michael T. Taggart                          Vice President/Facilities and                   None
                                            Administrative Services

Bruce A. Ulmer                              Vice President/Year 2000                        Vice President/Year 2000

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------

Richard P. Allen                            Vice President/Wholesaler,                      None
                                                                                            Midwest Region

David P. Anderson, Jr.                      Vice President/Wholesaler                       None

Jeffrey H. Arcy                             Vice President/Wholesaler,                      None
                                            Southeast Region

Patrick A. Bearss                           Vice President/Wholesaler,                      None
                                            Midwest Region

Gabriella Bercze                            Vice President/Financial                        None
                                            Institution Wholesaler

Larry D. Bridwell                           Vice President/Financial                        None
                                            Institution Wholesaler

Terrence L. Bussard                         Vice President/Wholesaler                       None

William S. Carroll                          Vice President/Wholesaler                       None

Thomas J. Chadie                            Vice President/Wholesaler                       None

Douglas R. Glennon                          Vice President/Wholesaler                       None

Ronald A. Haimowitz                         Vice President/Wholesaler                       None

Edward J. Hecker                            Vice President/Wholesaler                       None

John R. Herron                              Vice President/Variable                         None
                                            Annuity Wholesaler

Christopher L. Johnston                     Vice President/Wholesaler                       None

Michael P. Jordan                           Vice President/Wholesaler                       None

Carolyn Kelly                               Vice President/Wholesaler                       None

Richard M. Koerner                          Vice President/Wholesaler                       None

Theodore T. Malone                          Vice President/IPI Wholesaler                   None

Debbie A. Marler                            Vice President/Wholesaler                       None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------

Nathan W. Medin                             Vice President/Wholesaler                       None

Roger J. Miller                             Vice President/Wholesaler                       None

Andrew F. Morris                            Vice President/Wholesaler,                      None
                                            East Division

Patrick L. Murphy                           Vice President/Wholesaler                       None

Scott E. Naughton                           Vice President/IPI Wholesaler                   None

Julia A. Nye                                Vice President/Wholesaler                       None

Joseph T. Owczarek                          Vice President/Wholesaler                       None

Otis S. Page                                Vice President/Wholesaler                       None

Mary Ellen Pernice-Fadden                   Vice President/Wholesaler                       None

Mark A. Pletts                              Vice President/Wholesaler                       None

Philip G. Rickards                          Vice President/Wholesaler                       None

Laura E. Roman                              Vice President/Wholesaler                       None

Robert A. Rosso                             Vice President/Wholesaler                       None

Linda Schulz                                Vice President/Wholesaler                       None

John C. Shalloe                             Vice President/Wrap Fee                         None
                                            Wholesaler, Western Region

Edward B. Sheridan                          Vice President/Wholesaler                       None

Robert E. Stansbury                         Vice President/Wholesaler                       None

Wayne W. Wagner                             Vice President/Wholesaler                       None

Scott Whitehouse                            Vice President/Wholesaler                       None

Denise D. Bradley                           Vice President/Variable                         None
                                            Annuity Wholesaler

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                              Positions and Offices
Business Address *                          with Underwriter                                   with Registrant
------------------                          ----------------                                   ---------------

Nathan W. Medin                             Vice President/Wholesaler                          None

Roger J. Miller                             Vice President/Wholesaler                          None

Andrew F. Morris                            Vice President/Wholesaler,                         None
                                            East Division

Christopher W. Moore                        Vice President/Variable Annuity                    None
                                            Wholesaler

Julie Nusbaum                               Vice President/Wholesaler/                         None
                                            Financial Institutions

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

               (c)           Inapplicable.

Item 28.       Location of Accounts and Records.

               All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29.       Management Services.  None.

Item 30.       Undertakings.

               (a)          Not Applicable.

               (b)          Not Applicable.

               (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PART C - Other Information
(Continued)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 15th day of March, 1999.

                                               DELAWARE GROUP CASH RESERVE, INC.

                                                   By   /s/ Jeffrey J. Nick
                                                      ---------------------
                                                        Jeffrey J. Nick
                                                           Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                                          Title                                      Date
-------------------------------               ----------------------------------                    --------------


/s/ Jeffrey J. Nick                           President/Chief Executive Officer/
-------------------------------               Chairman of the Board and Director                    March 15, 1999
Jeffrey J. Nick
                                              Executive Vice President/Chief Operating
                                              Officer/Chief Financial Officer
                                              (Principal Financial Officer and Principal

/s/ David K. Downes                           Accounting Officer)                                   March 15, 1999
-------------------------------
David K. Downes

/s/Wayne A. Stork             *               Director                                              March 15, 1999
-------------------------------
Wayne A. Stork

/s/Walter P. Babich           *               Director                                              March 15, 1999
-------------------------------
Walter P. Babich

/s/John H. Durham             *               Director                                              March 15, 1999
-------------------------------
John H. Durham

/s/Anthony D. Knerr           *               Director                                              March 15, 1999
-------------------------------
Anthony D. Knerr

/s/Ann R. Leven               *               Director                                              March 15, 1999
-------------------------------
Ann R. Leven

/s/Thomas F. Madison          *               Director                                              March 15, 1999
-------------------------------
Thomas F. Madison

/s/Charles E. Peck            *               Director                                              March 15, 1999
-------------------------------
Charles E. Peck

                                              *By   /s/ Jeffrey J. Nick
                                                 ----------------------
                                                   Jeffrey J. Nick
                                               as Attorney-in-Fact for
                                             each of the persons indicated

PART C - Other Information
(Continued)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A



















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PART C - Other Information
(Continued)
                                INDEX TO EXHIBITS


Exhibit No.    Exhibit
-----------    -------

EX-99.H2II     Executed Amendment No. 9 (March 31, 1998) to Delaware Group of
               Funds Fund Accounting Agreement

EX-99.H2III    Executed Amendment No. 10 (August 31, 1998) to Delaware Group of
               Funds Fund Accounting Agreement

EX-99.H2IV     Executed Amendment No. 11 (September 14, 1998) to Delaware Group
               of Funds Fund Accounting Agreement

EX-99.H2V      Executed Amendment No. 12 (September 14, 1998) to Delaware Group
               of Funds Fund Accounting Agreement

EX-99.H2VI     Executed Amendment No. 13 (December 18, 1998) to Delaware Group
               of Funds Fund Accounting Agreement

EX-99.H2VII    Form of Amendment No. 14 (March 1999) to Delaware Group of Funds
               Fund Accounting Agreement